UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	04-30-2020

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT
APRIL 30, 2020

AC Alternatives® Income Fund
Investor Class (ALNNX)
I Class (ALNIX)
Y Class (ALYNX)
A Class (ALNAX)
C Class (ALNHX)
R Class (ALNRX)
R6 Class (ALNDX)
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Pandemic Led to Severe Economic, Market Disruptions

Early in the reporting period, market sentiment was generally upbeat. Dovish central banks, modest inflation, improving economic and corporate earnings data, and U.S.-China trade-policy progress helped boost global growth outlooks. Key U.S. stock benchmarks rose to record highs in mid-February. But that optimistic tone quickly collapsed. The COVID-19 outbreak originating in China rapidly spread worldwide, triggering health care crises, stay-at-home orders, shutdowns and recession fears. Stocks, corporate bonds and other riskier assets sold off sharply, while U.S. Treasuries rallied in a global flight to quality. Central banks and federal governments stepped in quickly and aggressively to stabilize global financial systems and provide financial relief.

Despite record U.S. unemployment and a first-quarter contraction in U.S. gross domestic product, market performance reversed again in April. Supported by significant fiscal and monetary stimulus and improving virus data, nearly every asset class delivered robust one-month gains. For U.S. large-cap growth stocks, the April rally generally led to solid gains for the six-month reporting period. Other stock and risk-asset indices also rallied in April but not enough to reverse earlier losses. Meanwhile, most U.S. and global bond indices delivered gains for the six-month period.

Promoting Health and Safety Remains Our Focus

With global COVID-19 infection rates slowing, segments of the economy are starting to reopen. But the return to normal, pre-pandemic life will take time and patience. We are monitoring the situation closely, and we continue to follow social distancing, work-from-home and other mandates from all relevant authorities. Additionally, our Business Continuity Plan ensures that we maintain regular business operations and the delivery of outstanding service.

We appreciate your confidence in us during these extraordinary times. We have a long history of helping clients weather volatile markets, and we’re confident we will meet these current challenges. In the meantime, the health and safety of you, your family and our employees remain paramount.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

APRIL 30, 2020
Types of Investments in Portfolio	% of net assets
Corporate Bonds	22.2%
Asset-Backed Securities	15.0%
Bank Loan Obligations	11.9%
Commercial Mortgage-Backed Securities	10.2%
Collateralized Loan Obligations	7.3%
Common Stocks	6.8%
Exchange-Traded Funds	4.9%
Collateralized Mortgage Obligations	1.9%
Convertible Preferred Stocks	1.2%
Preferred Stocks	0.2%
Convertible Bonds	—*
Exchange-Traded Funds Sold Short	(4.6)%
Corporate Bonds Sold Short	(2.4)%
Convertible Bonds Sold Short	(1.1)%
Temporary Cash Investments	22.8%
Other Assets and Liabilities	3.7%
*Category is less than 0.05% of total net assets.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Expenses Paid During Period(1) 11/1/19 - 4/30/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$812.40	$8.65	1.92%
I Class	$1,000	$813.20	$7.75	1.72%
Y Class	$1,000	$813.80	$7.08	1.57%
A Class	$1,000	$811.20	$9.77	2.17%
C Class	$1,000	$808.40	$13.13	2.92%
R Class	$1,000	$810.10	$10.89	2.42%
R6 Class	$1,000	$813.80	$7.08	1.57%
Hypothetical
Investor Class	$1,000	$1,015.32	$9.62	1.92%
I Class	$1,000	$1,016.31	$8.62	1.72%
Y Class	$1,000	$1,017.06	$7.87	1.57%
A Class	$1,000	$1,014.07	$10.87	2.17%
C Class	$1,000	$1,010.34	$14.60	2.92%
R Class	$1,000	$1,012.83	$12.11	2.42%
R6 Class	$1,000	$1,017.06	$7.87	1.57%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

APRIL 30, 2020 (UNAUDITED)

		Principal Amount/ Shares	Value
CORPORATE BONDS — 22.2%
Aerospace and Defense — 1.8%
Boeing Co. (The), 5.15%, 5/1/30(1)		$1,500,000	$1,492,920
Howmet Aerospace, Inc., 6.875%, 5/1/25		400,000	409,470
Spirit AeroSystems, Inc., 7.50%, 4/15/25(2)(3)		300,000	297,000
Spirit AeroSystems, Inc., 4.60%, 6/15/28(3)		500,000	397,500
			2,596,890
Airlines — 0.6%
Azul Investments LLP, 5.875%, 10/26/24		225,000	119,858
Delta Air Lines, Inc., 3.40%, 4/19/21(3)		500,000	477,783
Delta Air Lines, Inc., 7.00%, 5/1/25(2)		300,000	307,790
Virgin Australia Holdings Ltd., 8.125%, 11/15/24(2)(3)(4)		200,000	33,000
			938,431
Auto Components — 0.6%
Cooper-Standard Automotive, Inc., 5.625%, 11/15/26(2)(3)		1,000,000	657,170
Tenneco, Inc., 5.00%, 7/15/26(3)		500,000	226,850
			884,020
Automobiles — 0.6%
Ford Motor Co., 8.50%, 4/21/23		250,000	248,438
Ford Motor Co., 9.00%, 4/22/25		250,000	244,375
Ford Motor Credit Co. LLC, 5.11%, 5/3/29(3)		200,000	173,500
Ford Motor Credit Co. LLC, VRN, 2.93%, (3-month LIBOR plus 1.24%), 2/15/23		250,000	211,345
			877,658
Capital Markets — 0.8%
Compass Group Diversified Holdings LLC, 8.00%, 5/1/26(2)(3)		300,000	315,630
Donnelley Financial Solutions, Inc., 8.25%, 10/15/24(3)		500,000	468,650
FS Energy & Power Fund, 7.50%, 8/15/23(2)(3)		600,000	391,620
			1,175,900
Chemicals — 1.0%
FXI Holdings, Inc., 7.875%, 11/1/24(2)(3)		700,000	515,375
Neon Holdings, Inc., 10.125%, 4/1/26(2)(3)		500,000	452,975
Sasol Financing International Ltd., 4.50%, 11/14/22		600,000	424,500
			1,392,850
Commercial Services and Supplies — 0.5%
Cimpress plc, 7.00%, 6/15/26(2)(3)		500,000	366,600
GFL Environmental, Inc., 4.25%, 6/1/25(2)		300,000	302,250
LSC Communications, Inc., 8.75%, 10/15/23(2)(3)(4)(5)		2,000,000	130,000
			798,850
Communications Equipment — 0.3%
CommScope Technologies LLC, 6.00%, 6/15/25(2)(3)		500,000	448,075
Construction and Engineering — 0.6%
Assemblin Financing AB, VRN, 5.00%, (3-month EURIBOR plus 5.00%), 5/15/25(3)	EUR	330,000	330,530

		Principal Amount/ Shares	Value
IHS Netherlands Holdco BV, 8.00%, 9/18/27		$300,000	$277,302
Promontoria Holding 264 BV, 6.75%, 8/15/23(3)	EUR	400,000	302,114
			909,946
Diversified Telecommunication Services — 0.8%
Altice France Holding SA, 4.00%, 2/15/28(3)	EUR	500,000	472,319
Intelsat Jackson Holdings SA, 5.50%, 8/1/23(3)(4)		$400,000	219,330
Oi SA, 10.00% Cash or 8.00% Cash plus 4.00% PIK, 7/27/25 (Acquired 7/31/19 - 8/22/19, Cost $553,774)(3)(6)(7)		600,000	451,380
			1,143,029
Electric Utilities — 0.5%
Pacific Gas & Electric Co., 4.25%, 5/15/21(3)(4)(5)		750,000	768,563
Equity Real Estate Investment Trusts (REITs) — 0.3%
ESH Hospitality, Inc., 4.625%, 10/1/27(2)(3)		500,000	453,750
Food and Staples Retailing — 0.5%
Rite Aid Corp., 6.125%, 4/1/23(2)(3)		630,000	574,088
Rite Aid Corp., 7.50%, 7/1/25(2)(3)		220,000	215,875
			789,963
Food Products — 1.2%
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22(2)(3)		1,000,000	1,007,050
Minerva Luxembourg SA, 5.875%, 1/19/28		300,000	277,665
Pilgrim's Pride Corp., 5.75%, 3/15/25(2)		450,000	456,898
			1,741,613
Hotels, Restaurants and Leisure — 1.6%
Aramark Services, Inc., 6.375%, 5/1/25(2)(3)		500,000	521,250
Carnival Corp., 11.50%, 4/1/23(2)(3)		360,000	376,987
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 2/15/23(2)(3)		350,000	212,555
Playtech plc, 3.75%, 10/12/23(3)	EUR	450,000	454,298
Sabre GLBL, Inc., 5.375%, 4/15/23(2)(3)		$500,000	467,600
Safari Verwaltungs GmbH, 5.375%, 11/30/22(3)	EUR	350,000	266,566
			2,299,256
Household Durables — 0.3%
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 4.875%, 2/15/30(2)(3)		$500,000	412,175
Internet and Direct Marketing Retail — 0.1%
GrubHub Holdings, Inc., 5.50%, 7/1/27(2)(3)		200,000	187,930
IT Services — 0.3%
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 5.75%, 6/1/25(1)(2)		500,000	505,313
Machinery — 0.6%
Navistar International Corp., 9.50%, 5/1/25(2)(3)		483,000	508,357
Wabash National Corp., 5.50%, 10/1/25(2)(3)		469,000	388,004
			896,361
Media — 1.4%
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26(2)(3)		500,000	409,600
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 8/15/26(2)(3)		500,000	382,350

	Principal Amount/ Shares	Value
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 8/15/27(2)(3)	$580,000	$320,247
Univision Communications, Inc., 9.50%, 5/1/25(2)	250,000	254,063
Urban One, Inc., 7.375%, 4/15/22(2)(3)	750,000	640,912
		2,007,172
Metals and Mining — 1.4%
Cleveland-Cliffs, Inc., 9.875%, 10/17/25(2)	100,000	99,250
First Quantum Minerals Ltd., 7.25%, 4/1/23(2)(3)	300,000	273,840
Freeport-McMoRan, Inc., 4.125%, 3/1/28(3)	400,000	372,260
Kaiser Aluminum Corp., 6.50%, 5/1/25(2)	483,000	493,867
Kaiser Aluminum Corp., 4.625%, 3/1/28(2)(3)	500,000	467,825
Petra Diamonds US Treasury plc, 7.25%, 5/1/22(3)(4)	800,000	272,000
		1,979,042
Multiline Retail — 0.1%
Neiman Marcus Group Ltd. LLC / Neiman Marcus Group LLC / Mariposa Borrower / NMG, 8.75%, 10/25/24(2)(3)(4)(5)	1,000,000	90,000
Oil, Gas and Consumable Fuels — 2.1%
Energy Ventures Gom LLC / EnVen Finance Corp., 11.00%, 2/15/23(2)(3)	1,200,000	686,760
Genesis Energy LP / Genesis Energy Finance Corp., 6.50%, 10/1/25(3)	500,000	423,125
Laredo Petroleum, Inc., 9.50%, 1/15/25(3)	430,000	184,104
SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25(2)(3)	1,000,000	768,750
Talos Production LLC / Talos Production Finance, Inc., 11.00%, 4/3/22(3)	400,000	238,820
Tullow Oil plc, 6.25%, 4/15/22(3)	1,300,000	735,345
		3,036,904
Paper and Forest Products — 0.2%
Mercer International, Inc., 6.50%, 2/1/24	300,000	281,940
Pharmaceuticals — 0.3%
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 5.875%, 10/15/24(2)	400,000	388,000
Real Estate Management and Development — 0.4%
Five Point Operating Co. LP / Five Point Capital Corp., 7.875%, 11/15/25(2)(3)	400,000	389,500
Realogy Group LLC / Realogy Co-Issuer Corp., 9.375%, 4/1/27(2)(3)	333,000	235,198
		624,698
Road and Rail — 0.4%
Algeco Global Finance plc, 8.00%, 2/15/23(2)(3)	350,000	308,437
XPO CNW, Inc., 6.70%, 5/1/34(3)	357,000	338,454
		646,891
Software — 0.3%
NortonLifeLock, Inc., 5.00%, 4/15/25(2)	300,000	303,375
Open Text Holdings, Inc., 4.125%, 2/15/30(2)(3)	200,000	195,480
		498,855
Specialty Retail — 1.3%
eG Global Finance plc, 6.75%, 2/7/25(2)(3)	750,000	686,400
Guitar Center, Inc., 9.50%, 10/15/21(2)(3)	800,000	556,520

	Principal Amount/ Shares	Value
Superior Plus LP / Superior General Partner, Inc., 7.00%, 7/15/26(2)(3)	$590,000	$587,286
		1,830,206
Thrifts and Mortgage Finance — 1.0%
Freedom Mortgage Corp., 10.75%, 4/1/24(2)(3)	1,000,000	918,150
Freedom Mortgage Corp., 8.125%, 11/15/24(2)(3)	600,000	502,380
		1,420,530
Transportation Infrastructure — 0.3%
Global Liman Isletmeleri, 8.125%, 11/14/21(3)	700,000	364,011
TOTAL CORPORATE BONDS (Cost $39,744,202)		32,388,822
ASSET-BACKED SECURITIES — 15.0%
AmeriCredit Automobile Receivables, Series 2015-4, Class D, 3.72%, 12/8/21	74,851	74,878
Avant Loans Funding Trust, Series 2017-B, Class C, 4.99%, 11/15/23(2)	91,890	91,892
Avant Loans Funding Trust, Series 2018-B, Class A SEQ, 3.42%, 1/18/22(2)	27,066	26,888
Bear Stearns Asset Backed Securities Trust, Series 2007-2, Class A2, VRN, 0.81%, (1-month LIBOR plus 0.32%), 1/25/47	11,667	11,695
CarMax Auto Owner Trust, Series 2018-2, Class D, 3.99%, 4/15/25	750,000	774,543
CarMax Auto Owner Trust, Series 2018-4, Class D, 4.15%, 4/15/25	1,000,000	944,266
CFG Investments Ltd., Series 2019-1, Class A SEQ, 5.56%, 8/15/29(2)	636,364	508,216
CFG Investments Ltd., Series 2019-1, Class B, 7.62%, 8/15/29(2)	1,000,000	650,518
Chesapeake Funding II LLC, Series 2018-1A, Class D, 3.92%, 4/15/30(2)	800,000	815,313
CLI Funding V LLC, Series 2013-2A, SEQ, 3.22%, 6/18/28(2)	173,625	170,171
CLI Funding V LLC, Series 2014-2A, Class A SEQ, 3.38%, 10/18/29(2)	252,259	247,627
Coinstar Funding LLC, Series 2017-1A, Class A2 SEQ, 5.22%, 4/25/47(2)	485,000	474,450
Conn's Receivables Funding LLC, Series 2018-A, Class A SEQ, 3.25%, 1/15/23(2)	52,500	51,958
Conn's Receivables Funding LLC, Series 2018-A, Class B, 4.65%, 1/15/23(2)	159,657	155,166
Conn's Receivables Funding LLC, Series 2019-A, Class A SEQ, 3.40%, 10/16/23(2)	184,284	180,746
CPS Auto Receivables Trust, Series 2015-C, Class D SEQ, 4.63%, 8/16/21(2)	104,925	105,289
Credit Suisse ABS Trust, Series 2018-LD1, Class B, 4.28%, 7/25/24(2)	213,522	213,331
Credit Suisse ABS Trust, Series 2018-LD1, Class C, 5.17%, 7/25/24(2)	600,000	576,859
Cronos Containers Program I Ltd., Series 2013-1A, Class A SEQ, 3.08%, 4/18/28(2)	379,500	369,219
DT Auto Owner Trust, Series 2016-3A, Class D, 4.52%, 6/15/23(2)	190,779	190,786
Exeter Automobile Receivables Trust, Series 2016-3A, Class D, 6.40%, 7/17/23(2)	350,000	359,110
Freed Abs Trust, Series 2018-2, Class A SEQ, 3.99%, 10/20/25(2)	141,234	139,937

		Principal Amount/ Shares	Value
Global SC Finance II SRL, Series 2013-1A, Class A SEQ, 2.98%, 4/17/28(2)		$105,000	$102,297
Global SC Finance II SRL, Series 2014-1A, Class A2 SEQ, 3.09%, 7/17/29(2)		592,875	562,158
HERO Funding Trust, Series 2016-4A, Class A2 SEQ, 4.29%, 9/20/47(2)		419,164	440,407
HERO Funding Trust, Series 2017-2A, Class A2 SEQ, 4.07%, 9/20/48(2)		274,865	292,032
Hertz Vehicle Financing II LP, Series 2016-2A, Class C, 4.99%, 3/25/22(2)		370,000	335,424
Hertz Vehicle Financing II LP, Series 2017-2A, Class B, 4.20%, 10/25/23(2)		1,475,000	1,251,794
Invitation Homes Trust, Series 2018-SFR2, Class D, VRN, 2.26%, (1-month LIBOR plus 1.45%), 6/17/37(2)		1,000,000	930,327
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 1.90%, (1-month LIBOR plus 1.15%), 7/17/37(2)		185,000	175,327
Kabbage Funding LLC, Series 2019-1, Class A SEQ, 3.83%, 3/15/24(2)		2,000,000	1,928,924
Kabbage Funding LLC, Series 2019-1, Class C, 4.61%, 3/15/24(2)		635,571	572,014
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(2)		521,586	511,792
New Residential Mortgage LLC, Series 2018-FNT1, Class E, 4.89%, 5/25/23(2)		674,972	670,809
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class D, 4.40%, 1/14/28(2)		1,000,000	976,726
OneMain Financial Issuance Trust, Series 2016-3A, Class A SEQ, 3.83%, 6/18/31(2)		475,000	447,871
OneMain Financial Issuance Trust, Series 2017-1A, Class D, 4.52%, 9/14/32(2)		2,500,000	2,059,390
Progress Residential Trust, Series 2018-SFR3, Class E, 4.87%, 10/17/35(2)		1,700,000	1,670,561
Sofi Consumer Loan Program Trust, Series 2018-2, Class B, 3.79%, 4/26/27(2)		650,000	634,562
TAL Advantage V LLC, Series 2014-1A, Class A SEQ, 3.51%, 2/22/39(2)		300,917	294,597
TAL Advantage V LLC, Series 2014-3A, Class A SEQ, 3.27%, 11/21/39(2)		137,500	132,850
Triton Container Finance IV LLC, Series 2017-2A, Class A SEQ, 3.62%, 8/20/42(2)		752,521	716,236
TOTAL ASSET-BACKED SECURITIES (Cost $23,596,276)			21,838,956
BANK LOAN OBLIGATIONS(8) — 11.9%
Airlines — 0.3%
LifeMiles Ltd., Term Loan B, 6.50%, (3-month LIBOR plus 5.50%), 8/18/22		604,697	491,818
Auto Components — 0.3%
Truck Hero, Inc., 1st Lien Term Loan, 4.15%, (1-month LIBOR plus 3.75%), 4/22/24		493,655	385,051
Automobiles — 0.6%
Thor Industries, Inc., EUR Term Loan B, 4.00%, (1-month EURIBOR plus 4.00%), 2/1/26	EUR	680,337	676,584
Thor Industries, Inc., USD Term Loan B, 4.625% - 4.75%, (1-month LIBOR plus 3.75%), 2/1/26		$157,874	144,159
			820,743

		Principal Amount/ Shares	Value
Capital Markets — 0.8%
Jane Street Group, LLC, 2020 Term Loan, 4.61%, (3-month LIBOR plus 3.00%), 1/31/25		$220,065	$210,162
Jefferies Finance LLC, 2019 Term Loan, 3.69%, (1-month LIBOR plus 3.25%), 6/3/26		992,500	891,543
			1,101,705
Commercial Services and Supplies — 0.8%
New Constellis Borrower LLC, 2020 2nd Lien PIK Term Loan, 12.00%, (1-month LIBOR plus 11.00%), 3/27/25		42,653	10,308
Robertshaw US Holding Corp, 2018 1st Lien Term Loan, 4.25%, (1-month LIBOR plus 3.25%, 3-month LIBOR plus 3.25%, 6-month LIBOR plus 3.25%), 2/28/25		497,462	365,222
Spin Holdco Inc., 2017 Term Loan B, 4.25%, (1-month LIBOR plus 3.25%), 11/14/22		496,173	458,712
West Corporation, 2018 Term Loan B1, 4.95%, (3-month LIBOR plus 3.50%), 10/10/24		498,731	391,746
			1,225,988
Construction and Engineering — 0.3%
PowerTeam Services, LLC, 2018 1st Lien Term Loan, 4.70%, (3-month LIBOR plus 3.25%), 3/6/25		500,000	458,125
Diversified Consumer Services — 0.4%
KUEHG Corp., 2018 Incremental Term Loan, 5.20%, (3-month LIBOR plus 3.75%), 2/21/25		741,200	605,004
Diversified Financial Services — 0.4%
IG Investment Holdings, LLC, 2018 1st Lien Term Loan, 5.45%, (3-month LIBOR plus 4.00%), 5/23/25		343,459	289,364
TNS, Inc., 2013 Term Loan B, 5.00%, (1-month LIBOR plus 4.00%), 8/14/22		242,179	219,777
			509,141
Diversified Telecommunication Services — 0.9%
Connect Finco Sarl, Term Loan B, 5.50%, (1-month LIBOR plus 4.50%), 12/11/26		600,000	557,001
Windstream Services, LLC, Repriced Term Loan B6, 8.25%, (Prime plus 5.00%), 3/29/21(4)		1,323,523	762,349
			1,319,350
Electronic Equipment, Instruments and Components — 0.3%
Electrical Components International, Inc., 2018 1st Lien Term Loan, 4.65%, (1-month LIBOR plus 4.25%), 6/26/25		497,468	373,101
Energy Equipment and Services — 0.2%
McDermott Technology Americas Inc, 2018 1st Lien Term Loan, 5/9/25(4)(5)		696,456	240,859
Food and Staples Retailing — 0.6%
General Nutrition Centers, Inc., FILO Term Loan, 7.41%, (1-month LIBOR plus 7.00%), 12/31/22		1,000,000	898,610
Health Care Providers and Services — 0.6%
Envision Healthcare Corporation, 2018 1st Lien Term Loan, 4.15%, (1-month LIBOR plus 3.75%), 10/10/25		246,875	171,218
Kindred Healthcare LLC, 2018 1st Lien Term Loan, 5.44%, (1-month LIBOR plus 5.00%), 7/2/25		699,089	636,171
			807,389
Hotels, Restaurants and Leisure — 0.8%
Areas Worldwide SA, EUR Term Loan B, 4.75%, (6-month EURIBOR plus 4.75%), 7/1/26	EUR	1,000,000	843,804

		Principal Amount/ Shares	Value
Mohegan Tribal Gaming Authority, 2016 Term Loan A, 4.53%, (1-month LIBOR plus 4.13%), 10/13/21		$445,210	$343,925
			1,187,729
Interactive Media and Services — 0.8%
MH Sub I, LLC, 2017 1st Lien Term Loan, 4.82%, (6-month LIBOR plus 3.75%), 9/13/24		751,229	700,318
Speedster Bidco GmbH, EUR 1st Lien Term Loan, 3.25%, (6-month EURIBOR plus 3.25%), 3/31/27	EUR	500,000	502,721
			1,203,039
Internet and Direct Marketing Retail — 0.2%
Lands' End, Inc., Term Loan B, 4.25%, (1-month LIBOR plus 3.25%), 4/2/21		$386,564	308,430
IT Services — 0.3%
Blackhawk Network Holdings, Inc, 2018 1st Lien Term Loan, 3.15%, (1-month LIBOR plus 2.75%), 6/15/25		488,706	421,858
Machinery — 0.5%
Vertiv Group Corporation, Term Loan B, 3.99%, (1-month LIBOR plus 3.00%), 3/2/27		700,000	661,500
Media — 0.1%
Checkout Holding Corp., First Out Term Loan, 8.50%, (1-month LIBOR plus 7.50%), 2/15/23		44,200	26,962
Checkout Holding Corp., Last Out Term Loan, 2.00% - 9.50%, (1-month LIBOR plus 1.00% Cash plus 9.50% PIK), 8/15/23		60,590	13,633
Gamma Infrastructure III B.V., EUR 1st Lien Term Loan B, 3.50%, (6-month EURIBOR plus 3.50%), 1/9/25	EUR	163,587	158,651
			199,246
Oil, Gas and Consumable Fuels — 0.3%
California Resources Corporation, 2017 1st Lien Term Loan, 6.36%, (3-month LIBOR plus 4.75%), 12/31/22(4)		$750,000	183,956
Murray Energy Corporation, 2018 Term Loan B2, 10/17/22(4)(5)		868,059	20,616
Murray Energy Corporation, DIP Term Loan, 13.00%, (1-month LIBOR plus 11.00%), 7/31/20(4)		480,400	300,250
			504,822
Pharmaceuticals — 0.9%
Aenova Holding GmbH, 2020 EUR Term Loan, 5.00%, (6-month EURIBOR plus 5.00%), 3/6/25	EUR	800,000	844,243
Endo Luxembourg Finance Company I S.a r.l., 2017 Term Loan B, 5.00%, (1-month LIBOR plus 4.25%), 4/29/24		$498,718	457,419
			1,301,662
Road and Rail — 0.3%
Daseke, Inc., 2017 Term Loan B, 6.00%, (1-month LIBOR plus 5.00%), 2/27/24		492,443	389,646
Software — 0.4%
Weld North Education, LLC, Term Loan B, 5.71%, (3-month LIBOR plus 4.25%), 2/15/25		630,561	599,033
Specialty Retail — 0.1%
Party City Holdings Inc., 2018 Term Loan B, 3.25% - 4.10%, (2-month LIBOR plus 2.50%, 1-month LIBOR plus 2.50%, 6-month LIBOR plus 2.50%), 8/19/22		396,626	201,742
Wireless Telecommunication Services — 0.7%
Digicel International Finance Limited, 2017 Term Loan B, 4.87%, (3-month LIBOR plus 3.25%), 5/28/24		691,141	570,192

	Principal Amount/ Shares	Value
T-Mobile USA, Inc., 2020 Term Loan, 4/1/27(9)	$500,000	$497,425
		1,067,617
TOTAL BANK LOAN OBLIGATIONS (Cost $21,992,649)		17,283,208
COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.2%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class F, VRN, 3.64%, (1-month LIBOR plus 2.83%), 9/15/34(2)	1,000,000	930,472
BX Commercial Mortgage Trust, Series 2019-IMC, Class E, VRN, 2.96%, (1-month LIBOR plus 2.15%), 4/15/34(2)(3)	2,490,000	2,094,278
BX Trust, Series 2017-SLCT, Class F, VRN, 5.06%, (1-month LIBOR plus 4.25%), 7/15/34(2)	850,000	571,844
BX Trust, Series 2018-BILT, Class E, VRN, 3.23%, (1-month LIBOR plus 2.42%), 5/15/30(2)	1,000,000	799,299
BX Trust, Series 2018-GW, Class F, VRN, 3.23%, (1-month LIBOR plus 2.42%), 5/15/35(2)	1,000,000	799,385
CHT Mortgage Trust, Series 2017-CSMO, Class F, VRN, 4.56%, (1-month LIBOR plus 3.74%), 11/15/36(2)	1,000,000	804,458
GS Mortgage Securities Corp. II, Series 2012-TMSQ, Class D, VRN, 3.57%, 12/10/30(2)	1,422,000	1,233,738
Hawaii Hotel Trust, Series 2019-MAUI, Class F, VRN, 3.56%, (1-month LIBOR plus 2.75%), 5/15/38(2)	1,700,000	1,393,269
Hilton Orlando Trust, Series 2018-ORL, Class E, VRN, 3.46%, (1-month LIBOR plus 2.65%), 12/15/34(2)	1,000,000	819,490
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class D, VRN, 3.88%, 1/5/31(2)	1,000,000	974,171
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHH, Class D, VRN, 2.52%, (1-month LIBOR plus 1.71%), 6/15/35(2)	1,000,000	777,655
Lone Star Portfolio Trust, Series 2015-LSP, Class E, VRN, 6.66%, (1-month LIBOR plus 5.85%), 9/15/28(2)	816,944	739,462
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class D, VRN, 5.07%, 4/15/47(2)	1,250,000	1,002,255
Morgan Stanley Capital I Trust, Series 2018-BOP, Class F, VRN, 3.31%, (1-month LIBOR plus 2.50%), 8/15/33(2)	1,000,000	976,951
Palisades Center Trust, Series 2016-PLSD, Class D, 4.74%, 4/13/33(2)	1,575,000	952,875
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $18,023,534)		14,869,602
COLLATERALIZED LOAN OBLIGATIONS — 7.3%
Ares XXXVII CLO Ltd., Series 2015-4A, Class CR, VRN, 3.87%, (3-month LIBOR plus 2.65%), 10/15/30(2)	750,000	593,291
Ballyrock CLO Ltd., Series 2018-1A, Class C, VRN, 4.29%, (3-month LIBOR plus 3.15%), 4/20/31(2)	800,000	622,205
BlueMountain CLO XXIII Ltd., Series 2018-23A, Class D, VRN, 4.04%, (3-month LIBOR plus 2.90%), 10/20/31(2)	500,000	386,398
Bowman Park CLO Ltd., Series 2014-1A, Class AR, VRN, 2.86%, (3-month LIBOR plus 1.18%), 11/23/25(2)	132,692	132,254
CIFC Funding Ltd., Series 2013-1A, Class DR, VRN, 7.83%, (3-month LIBOR plus 6.65%), 7/16/30(2)	1,000,000	715,838
Cutwater Ltd., Series 2014-2A, Class CR, VRN, 4.97%, (3-month LIBOR plus 3.75%), 1/15/27(2)	1,500,000	1,273,290
Gallatin CLO VIII Ltd., Series 2017-1A, Class D, VRN, 4.47%, (3-month LIBOR plus 3.25%), 7/15/27(2)	1,000,000	831,347
Harbourview CLO VII Ltd., Series 2007-RA, Class D, VRN, 4.50%, (3-month LIBOR plus 3.36%), 7/18/31(2)	2,000,000	1,094,292

	Principal Amount/ Shares	Value
JMP Credit Advisors CLO IIIR Ltd., Series 2014-1RA, Class D, VRN, 3.73%, (3-month LIBOR plus 2.60%), 1/17/28(2)	$1,000,000	$724,938
OCP CLO Ltd., Series 2015-8A, Class CR, VRN, 3.93%, (3-month LIBOR plus 2.80%), 4/17/27(2)	1,250,000	1,063,809
TICP CLO I Ltd., Series 2015-1A, Class F, VRN, 7.84%, (3-month LIBOR plus 6.70%), 7/20/27(2)	510,649	184,718
Venture XVI CLO Ltd., Series 2014-16A, Class DRR, VRN, 3.73%, (3-month LIBOR plus 2.51%), 1/15/28(2)	1,000,000	597,761
Venture XVIII CLO Ltd., Series 2014-18A, Class DR, VRN, 4.32%, (3-month LIBOR plus 3.10%), 10/15/29(2)	1,000,000	595,067
Venture XXIV CLO Ltd., Series 2016-24A, Class E, VRN, 7.86%, (3-month LIBOR plus 6.72%), 10/20/28(2)	1,000,000	596,125
Voya CLO Ltd., Series 2014-1A, Class DR2, VRN, 7.14%, (3-month LIBOR plus 6.00%), 4/18/31(2)	500,000	321,030
York CLO-3 Ltd., Series 2016-1A, Class ER, VRN, 7.54%, (3-month LIBOR plus 6.40%), 10/20/29(2)	1,375,000	848,885
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $15,210,350)		10,581,248
COMMON STOCKS — 6.8%
Commercial Services and Supplies†
Constellis Holdings LLC(5)	2,690	1,009
Equity Real Estate Investment Trusts (REITs) — 5.7%
Agree Realty Corp.	13,597	885,301
Brixmor Property Group, Inc.	19,838	227,145
Community Healthcare Trust, Inc.	24,335	905,262
Equity Residential	11,358	738,952
Healthcare Trust of America, Inc., Class A	23,610	581,514
Healthpeak Properties, Inc.	34,573	903,738
Life Storage, Inc.	3,541	310,156
Mapletree Industrial Trust	501,400	900,406
MGM Growth Properties LLC, Class A	35,036	881,856
Mid-America Apartment Communities, Inc.	4,336	485,285
Omega Healthcare Investors, Inc.	18,820	548,603
Realty Income Corp.	15,196	834,564
VEREIT, Inc.	33,516	183,668
		8,386,450
Media†
Pacifico, Inc.(5)	883	772
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
AGNC Investment Corp.	47,617	591,403
Blackstone Mortgage Trust, Inc., Class A	12,618	296,902
		888,305
Real Estate Management and Development — 0.5%
Corp. Inmobiliaria Vesta SAB de CV	486,177	666,095
TOTAL COMMON STOCKS (Cost $10,455,163)		9,942,631
EXCHANGE-TRADED FUNDS — 4.9%
iShares JP Morgan USD Emerging Markets Bond ETF	20,184	2,028,492
SPDR Blackstone / GSO Senior Loan ETF	97,000	4,051,690

	Principal Amount/ Shares	Value
SPDR Wells Fargo Preferred Stock ETF	25,000	$1,050,250
TOTAL EXCHANGE-TRADED FUNDS (Cost $7,047,215)		7,130,432
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.9%
Private Sponsor Collateralized Mortgage Obligations — 1.2%
Bear Stearns Asset Backed Securities I Trust, Series 2004-AC6, Class A2, VRN, 0.89%, (1-month LIBOR plus 0.40%), 11/25/34	$831,501	619,248
COLT Mortgage Loan Trust, Series 2019-1, Class A2 SEQ, VRN, 3.91%, 3/25/49(2)	597,287	602,441
COLT Mortgage Loan Trust, Series 2019-2, Class A2 SEQ, VRN, 3.44%, 5/25/49(2)	380,271	379,075
Sequoia Mortgage Trust, Series 2018-CH4, Class A19, VRN, 4.50%, 10/25/48(2)	161,736	166,260
		1,767,024
U.S. Government Agency Collateralized Mortgage Obligations — 0.7%
FHLMC, Series 2015-HQA2, Class M2, VRN, 3.75%, (1-month LIBOR plus 2.80%), 5/25/28	289,562	287,758
GNMA, Series 2012-87, IO, VRN, 0.46%, 8/16/52	4,579,982	64,760
GNMA, Series 2012-99, IO, SEQ, VRN, 0.52%, 10/16/49	3,554,210	84,103
GNMA, Series 2014-126, IO, SEQ, VRN, 0.72%, 2/16/55	3,963,406	167,004
GNMA, Series 2014-126, IO, SEQ, VRN, 0.92%, 2/16/55	4,878,038	240,946
GNMA, Series 2015-85, IO, VRN, 0.52%, 7/16/57	5,329,362	176,115
		1,020,686
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,686,071)		2,787,710
CONVERTIBLE PREFERRED STOCKS — 1.2%
Equity Real Estate Investment Trusts (REITs) — 1.2%
Crown Castle International Corp., 6.875%, 8/1/20	628	874,804
QTS Realty Trust, Inc., 6.50%	6,379	896,505
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,651,777)		1,771,309
PREFERRED STOCKS — 0.2%
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Chimera Investment Corp., 8.00% (Cost $388,455)	15,725	306,008
CONVERTIBLE BONDS†
Energy Equipment and Services†
CHC Group LLC / CHC Finance Ltd., 0.00%, 10/1/20 (Acquired 3/13/17, Cost $108,161)(3)(6)(10) (Cost $108,161)	$114,377	22,876
TEMPORARY CASH INVESTMENTS — 22.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $33,264,947)	33,264,947	33,264,947
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 104.4% (Cost $175,168,800)		152,187,749
SECURITIES SOLD SHORT — (8.1)%
EXCHANGE-TRADED FUNDS SOLD SHORT — (4.6)%
iShares iBoxx High Yield Corporate Bond ETF	(38,900)	(3,128,727)
SPDR S&P 500 ETF Trust	(12,550)	(3,645,524)
TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $6,009,215)		(6,774,251)

	Principal Amount/ Shares	Value
CORPORATE BONDS SOLD SHORT — (2.4)%
Chemicals — (0.7)%
LYB International Finance II BV, 3.50%, 3/2/27	$(1,000,000)	$(1,028,292)
Distributors — (0.7)%
Core & Main LP, 144A, 6.125%, 8/15/25	(1,000,000)	(961,250)
Road and Rail — (1.0)%
United Rentals North America, Inc., 6.50%, 12/15/26	(1,400,000)	(1,459,010)
TOTAL CORPORATE BONDS SOLD SHORT (Proceeds $3,563,829)		(3,448,552)
CONVERTIBLE BONDS SOLD SHORT — (1.1)%
Automobiles — (1.1)%
Tesla, Inc., 1.25%, 3/1/21 (Proceeds $725,514)	(700,000)	(1,546,922)
TOTAL SECURITIES SOLD SHORT — (8.1)% (Proceeds $10,298,558)		(11,769,725)
OTHER ASSETS AND LIABILITIES — 3.7%		5,287,135
TOTAL NET ASSETS — 100.0%		$145,705,159

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,191,416	EUR	5,600,000	State Street Bank and Trust Co.	5/29/20	$51,868
USD	540,770	EUR	500,000	State Street Bank and Trust Co.	5/29/20	(7,404)
USD	543,815	EUR	500,000	State Street Bank and Trust Co.	5/29/20	(4,359)
USD	1,082,315	EUR	1,000,000	State Street Bank and Trust Co.	5/29/20	(14,033)
						$26,072

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
E-Mini Industrial Select Sector Index	17	June 2020	$1,700	$1,095,650	$69,672
E-Mini Technology Select Sector Index	25	June 2020	$2,500	2,300,750	266,959
U.S. Treasury 10-Year Notes	121	June 2020	$12,100,000	16,826,563	344,329
				$20,222,963	$680,960

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	97	June 2020	$4,850	$6,337,495	$(856,270)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 31	Buy	(5.00)%	12/20/23	$9,975,000	$(364,820)	$878,150	$513,330
Markit CDX North America Investment Grade Index Series 34	Sell	1.00%	6/20/25	$19,000,000	159,456	(16,602)	142,854
					$(205,364)	$861,548	$656,184

‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
EUR	-	Euro
EURIBOR	-	Euro Interbank Offered Rate
FHLMC	-	Federal Home Loan Mortgage Corporation
GNMA	-	Government National Mortgage Association
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

†	Category is less than 0.05% of total net assets.

(1)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $67,095,707, which represented 46.0% of total net assets.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts, securities sold short and/or swap agreements. At the period end, the aggregate value of securities pledged was $23,409,557.

(4)	Security is in default.

(5)	Non-income producing.

(6)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $474,256, which represented 0.3% of total net assets.

(7)	The security's rate was paid in cash at the last payment date.

(8)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

(9)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

(10)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

See Notes to Financial Statements.

Statement of Assets and Liabilities

APRIL 30, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $175,168,800)	$152,187,749
Cash	14,827
Foreign currency holdings, at value (cost of $1,037,802)	1,048,890
Deposits with broker for swap agreements	714,012
Deposits with broker for futures contracts	873,370
Receivable for investments sold	7,203,070
Receivable for capital shares sold	117,070
Receivable for variation margin on futures contracts	234,729
Unrealized appreciation on forward foreign currency exchange contracts	51,868
Interest and dividends receivable	1,146,021
163,591,606

Liabilities
Securities sold short, at value (proceeds of $10,298,558)	11,769,725
Payable for investments purchased	4,452,258
Payable for capital shares redeemed	1,318,923
Payable for variation margin on swap agreements	61,001
Unrealized depreciation on forward foreign currency exchange contracts	25,796
Accrued management fees	179,584
Distribution and service fees payable	8,370
Interest expense payable on securities sold short	54,503
Fees and charges payable on borrowings for securities sold short	16,287
17,886,447

Net Assets	$145,705,159

Net Assets Consist of:
Capital (par value and paid-in surplus)	$196,643,175
Distributable earnings	(50,938,016)
$145,705,159

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$18,815,644	2,464,921	$7.63
I Class, $0.01 Par Value	$95,397,243	12,492,586	$7.64
Y Class, $0.01 Par Value	$17,557,400	2,298,568	$7.64
A Class, $0.01 Par Value	$4,748,537	622,295	$7.63*
C Class, $0.01 Par Value	$8,662,700	1,141,692	$7.59
R Class, $0.01 Par Value	$21,323	2,798	$7.62
R6 Class, $0.01 Par Value	$502,312	65,754	$7.64
*Maximum offering price $8.10 (net asset value divided by 0.9425).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$5,318,237
Dividends (net of foreign taxes withheld of $11,028)	1,307,231
6,625,468

Expenses:
Dividend expense on securities sold short	52,252
Interest expense on securities sold short	225,961
Fees and charges on borrowings for securities sold short	108,860
Management fees	1,840,475
Distribution and service fees:
A Class	8,767
C Class	63,453
R Class	105
Directors' fees and expenses	3,982
Other expenses	8,654
2,312,509
Fees waived(1)	(141,048)
2,171,461

Net investment income (loss)	4,454,007

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(24,698,639)
Securities sold short transactions	(73,764)
Forward foreign currency exchange contract transactions	103,679
Futures contract transactions	1,054,125
Written options contract transactions	1,472
Swap agreement transactions	192,185
Foreign currency translation transactions	(60,543)
(23,481,485)

Change in net unrealized appreciation (depreciation) on:
Investments	(23,689,678)
Securities sold short	(1,241,622)
Forward foreign currency exchange contracts	79,247
Futures contracts	(273,026)
Swap agreements	1,639,192
Translation of assets and liabilities in foreign currencies	42,480
(23,443,407)

Net realized and unrealized gain (loss)	(46,924,892)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(42,470,885)

(1)	Amount consists of $21,267, $96,404, $11,000, $4,114, $7,476, $25 and $762 for Investor Class, I Class, Y Class, A Class, C Class, R Class and R6 Class, respectively.

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2020 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2019
Increase (Decrease) in Net Assets	April 30, 2020	October 31, 2019
Operations
Net investment income (loss)	$4,454,007	$10,405,399
Net realized gain (loss)	(23,481,485)	(3,610,568)
Change in net unrealized appreciation (depreciation)	(23,443,407)	1,566,702
Net increase (decrease) in net assets resulting from operations	(42,470,885)	8,361,533

Distributions to Shareholders
From earnings:
Investor Class	(815,724)	(3,026,992)
I Class	(3,846,519)	(6,172,501)
Y Class	(433,701)	(312,923)
A Class	(146,373)	(368,895)
C Class	(216,347)	(381,551)
R Class	(827)	(846)
R6 Class	(32,355)	(57,924)
Decrease in net assets from distributions	(5,491,846)	(10,321,632)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(91,227,468)	(2,446,114)

Net increase (decrease) in net assets	(139,190,199)	(4,406,213)

Net Assets
Beginning of period	284,895,358	289,301,571
End of period	$145,705,159	$284,895,358

See Notes to Financial Statements.

Notes to Financial Statements

APRIL 30, 2020 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. AC Alternatives Income Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek to provide diverse sources of income.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds and bank loan obligations are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Exchange-traded options contracts are valued at a mean as provided by independent pricing services. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Securities Sold Short — The fund enters into short sales, which is selling securities it does not own, as part of its normal investment activities. Upon selling a security short, the fund will segregate cash, cash equivalents or other appropriate liquid securities in at least an amount equal to the current market value of the securities sold short until the fund replaces the borrowed security. Interest earned on segregated cash for securities sold short, if any, is reflected as interest income. The fund is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense. The fund may pay fees or charges on the assets borrowed for securities sold short. These fees are calculated daily based upon the value of each security sold short and a rate that is dependent on the availability of such security. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security. Liabilities for securities sold short are valued daily and changes in value are recorded as change in net unrealized appreciation (depreciation) on securities sold short. The fund records realized gain (loss) on a security sold short when it is terminated by the fund and includes as a component of net realized gain (loss) on securities sold short transactions.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. Net realized and unrealized foreign currency exchange gains or losses related to securities sold short are a component of net realized gain (loss) on securities sold short transactions and change in net unrealized appreciation (depreciation) on securities sold short, respectively.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM has engaged Perella Weinberg Partners Capital Management LP (PWP) as a subadvisor for the fund. PWP assists the investment advisor in making recommendations with respect to hiring, terminating, or replacing the fund's underlying subadvisors. The fund's underlying subadvisors at the period end were ArrowMark Colorado Holdings LLC, Good Hill Partners LP and Marathon Asset Management, LP. Effective March 1, 2020, Timbercreek Investment Management (U.S.) LLC no longer serves as an underlying subadvisor to the fund. PWP determines the percentage of the fund's portfolio allocated to each subadvisor, including PWP, in order to seek to achieve the fund's investment objective. ACIM is responsible for entering into subadvisory agreements and overseeing the activities of each of the subadvisors including monitoring compliance with fund objectives, strategies and restrictions. ACIM pays all costs associated with retaining the subadvisors of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except expenses on securities sold short, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. From November 1, 2019 through February 29, 2020, the investment advisor agreed to waive 0.11% of the fund’s management fee. Effective March 1, 2020, the investment advisor agreed to waive 0.14% of the fund's management fee. The investment advisor expects this waiver to continue until February 28, 2021 and cannot terminate it prior to such date without the approval of the Board of Directors.

The annual management fee and the effective annual management fee after waiver for each class for the period ended April 30, 2020 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Investor Class	1.70%	1.58%
I Class	1.50%	1.38%
Y Class	1.35%	1.23%
A Class	1.70%	1.58%
C Class	1.70%	1.58%
R Class	1.70%	1.58%
R6 Class	1.35%	1.23%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2020 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
4. Investment Transactions

Purchases of investment securities and securities sold short, excluding short-term investments, for the period ended April 30, 2020 totaled $184,065,541, of which $1,006,445 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities and securities sold short, excluding short-term investments, for the period ended April 30, 2020 totaled $280,881,411, of which $7,629,981 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2020		Year ended October 31, 2019
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	100,000,000		100,000,000
Sold	659,595	$6,069,014	6,138,617	$59,164,040
Issued in reinvestment of distributions	86,120	811,115	317,039	3,016,584
Redeemed	(3,202,796)	(27,843,194)	(14,626,399)	(141,483,457)
	(2,457,081)	(20,963,065)	(8,170,743)	(79,302,833)
I Class/Shares Authorized	160,000,000		160,000,000
Sold	1,859,473	17,209,507	18,036,004	174,400,734
Issued in reinvestment of distributions	408,366	3,846,519	645,406	6,172,406
Redeemed	(10,448,839)	(91,644,412)	(11,413,366)	(109,901,184)
	(8,181,000)	(70,588,386)	7,268,044	70,671,956
Y Class/Shares Authorized	30,000,000		30,000,000
Sold	1,178,175	10,861,565	971,992	9,383,347
Issued in reinvestment of distributions	46,164	433,701	32,680	312,923
Redeemed	(292,991)	(2,672,239)	(42,754)	(412,308)
	931,348	8,623,027	961,918	9,283,962
A Class/Shares Authorized	30,000,000		30,000,000
Sold	170,530	1,514,142	536,366	5,139,494
Issued in reinvestment of distributions	15,419	145,431	38,515	367,286
Redeemed	(579,554)	(5,369,292)	(801,635)	(7,700,149)
	(393,605)	(3,709,719)	(226,754)	(2,193,369)
C Class/Shares Authorized	30,000,000		30,000,000
Sold	8,585	81,821	235,654	2,245,061
Issued in reinvestment of distributions	23,067	216,347	40,042	380,350
Redeemed	(461,546)	(4,111,155)	(380,040)	(3,642,749)
	(429,894)	(3,812,987)	(104,344)	(1,017,338)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	1,605	14,687	5,763	55,478
Issued in reinvestment of distributions	88	827	89	846
Redeemed	(3,050)	(24,195)	(2,508)	(24,320)
	(1,357)	(8,681)	3,344	32,004
R6 Class/Shares Authorized	20,000,000		20,000,000
Sold	18,743	147,301	9,983	96,528
Issued in reinvestment of distributions	3,442	32,355	6,062	57,924
Redeemed	(120,155)	(947,313)	(7,728)	(74,948)
	(97,970)	(767,657)	8,317	79,504
Net increase (decrease)	(10,629,559)	$(91,227,468)	(260,218)	$(2,446,114)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$32,388,822	—
Asset-Backed Securities	—	21,838,956	—
Bank Loan Obligations	—	17,283,208	—
Commercial Mortgage-Backed Securities	—	14,869,602	—
Collateralized Loan Obligations	—	10,581,248	—
Common Stocks	$8,376,130	1,566,501	—
Exchange-Traded Funds	7,130,432	—	—
Collateralized Mortgage Obligations	—	2,787,710	—
Convertible Preferred Stocks	1,771,309	—	—
Preferred Stocks	306,008	—	—
Convertible Bonds	—	22,876	—
Temporary Cash Investments	33,264,947	—	—
	$50,848,826	$101,338,923	—
Other Financial Instruments
Futures Contracts	$680,960	—	—
Swap Agreements	—	$656,184	—
Forward Foreign Currency Exchange Contracts	—	51,868	—
	$680,960	$708,052	—

Liabilities
Securities Sold Short
Exchange-Traded Funds	$6,774,251	—	—
Corporate Bonds	—	$3,448,552	—
Convertible Bonds	—	1,546,922	—
	$6,774,251	$4,995,474	—
Other Financial Instruments
Futures Contracts	$856,270	—	—
Forward Foreign Currency Exchange Contracts	—	$25,796	—
	$856,270	$25,796	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $19,079,167.

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or option contracts based on an equity index or specific security in order to manage its exposure to changes in market conditions. The risks of entering into equity price risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may purchase or write an option contract to protect against declines in market value on the underlying index or security. A purchased option contract provides the fund a right, but not an obligation, to buy (call) or sell (put) an equity-related asset at a specified exercise price within a certain period or on a specific date. A written option contract holds the corresponding obligation to sell (call writing) or buy (put writing) the underlying equity-related asset if the purchaser exercises the option contract. The buyer pays the seller an initial purchase price (premium) for this right. Option contracts purchased by a fund are accounted for in the same manner as marketable portfolio securities. The premium received by a fund for option contracts written is recorded as a liability and valued daily. The proceeds from securities sold through the exercise of option contracts are decreased by the premium paid to purchase the option contracts. A fund may recognize a realized gain or loss when the option contract is closed, exercised or expires. Net realized and unrealized gains or losses occurring during the holding period of purchased options contracts are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. Net realized and unrealized gains or losses occurring during the holding period of written options contracts are a component of net realized gain (loss) on written options contract transactions and change in net unrealized appreciation (depreciation) on written options contracts, respectively. The fund’s average exposure to these equity price risk derivative instruments held during the period was 189 written options contracts.

A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to these equity price risk derivative instruments held during the period was $96,590 futures contracts purchased and $76,000 futures contracts sold.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $6,275,541.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $12,100,000 futures contracts purchased and $5,391,489 futures contracts sold.

Value of Derivative Instruments as of April 30, 2020

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$61,001
Equity Price Risk	Receivable for variation margin on futures contracts*	$223,385	Payable for variation margin on futures contracts*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	51,868	Unrealized depreciation on forward foreign currency exchange contracts	25,796
Interest Rate Risk	Receivable for variation margin on futures contracts*	11,344	Payable for variation margin on futures contracts*	—
		$286,597		$86,797

* Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2020

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$192,185	Change in net unrealized appreciation (depreciation) on swap agreements	$1,639,192
Equity Price Risk	Net realized gain (loss) on futures contract transactions	746,972	Change in net unrealized appreciation (depreciation) on futures contracts	(378,111)
Equity Price Risk	Net realized gain (loss) on written options contract transactions	1,472	Change in net unrealized appreciation (depreciation) on written options contracts	—
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	103,679	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	79,247
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	307,153	Change in net unrealized appreciation (depreciation) on futures contracts	105,085
		$1,351,461		$1,445,413

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the companies whose securities it owns in its long portfolio, or in which the fund has taken a short position as well as other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

ACIM utilizes multiple subadvisors to manage the fund’s assets, each employing its own particular investment strategy. Multi-manager strategies can increase the fund's portfolio turnover rate, which could result in higher levels of realized capital gains or losses, higher brokerage commissions and other transaction costs.

The fund’s investments in secured and unsecured participations in bank loan obligations and assignments of such loans may create substantial risk. The market for bank loans may not be highly liquid and the fund may have difficulty selling them. The fund’s bank loan investments typically will result in the fund having a contractual relationship only with the lender, not with the borrower. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by borrowers with loan terms nor any set off rights, and the fund may not benefit directly from any posted collateral. As a result, the fund may be subject to the credit risk of both the borrower and the lender selling the participation.

The fund may invest in collateralized debt obligations, collateralized loan obligations and other related instruments. Collateralized debt obligations are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

Issuers of high-yield securities (also known as “junk bonds”) are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations.

The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price.

Mortgage-related and other asset-backed securities are subject to additional risks including prepayment and extension risk. Mortgage-backed securities offered by non-governmental issuers are subject to specific risks, such as the failure of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets underlying the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. LIBOR will be phased out by the end of 2021. Uncertainty remains regarding a replacement rate or rates for LIBOR. The transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$175,252,521
Gross tax appreciation of investments	$780,988
Gross tax depreciation of investments	(23,845,760)
Net tax appreciation (depreciation) of investments	(23,064,772)
Gross tax appreciation on securities sold short	104,193
Gross tax depreciation on securities sold short	(1,739,078)
Net tax appreciation (depreciation)	$(24,699,657)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2019, the fund had accumulated short-term capital losses of $(631,025) and accumulated long-term capital losses of $(3,690,784), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(4)	$9.59	0.17	(1.93)	(1.76)	(0.20)	—	(0.20)	$7.63	(18.76)%	1.92%(5)	2.04%(5)	3.61%(5)	3.49%(5)	83%	$18,816
2019	$9.65	0.33	(0.06)	0.27	(0.33)	—	(0.33)	$9.59	2.74%	1.91%	2.02%	3.43%	3.32%	111%	$47,187
2018	$9.80	0.29	(0.14)	0.15	(0.30)	—(6)	(0.30)	$9.65	1.66%	1.91%	2.01%	2.99%	2.89%	83%	$126,369
2017	$9.48	0.22	0.29	0.51	(0.19)	—	(0.19)	$9.80	5.45%	1.94%	2.02%	2.33%	2.25%	65%	$126,656
2016	$9.61	0.24	0.04	0.28	(0.41)	—	(0.41)	$9.48	3.03%	2.00%	2.01%	2.57%	2.56%	98%	$41,447
2015(7)	$10.00	0.10	(0.49)	(0.39)	—	—	—	$9.61	(3.90)%	2.00%(5)	2.00%(5)	2.55%(5)	2.55%(5)	23%	$21,898
I Class
2020(4)	$9.59	0.17	(1.91)	(1.74)	(0.21)	—	(0.21)	$7.64	(18.68)%	1.72%(5)	1.84%(5)	3.81%(5)	3.69%(5)	83%	$95,397
2019	$9.66	0.35	(0.07)	0.28	(0.35)	—	(0.35)	$9.59	2.95%	1.71%	1.82%	3.63%	3.52%	111%	$198,266
2018	$9.80	0.31	(0.13)	0.18	(0.32)	—(6)	(0.32)	$9.66	1.87%	1.71%	1.81%	3.19%	3.09%	83%	$129,431
2017	$9.48	0.27	0.26	0.53	(0.21)	—	(0.21)	$9.80	5.66%	1.74%	1.82%	2.53%	2.45%	65%	$114,472
2016	$9.61	0.26	0.05	0.31	(0.44)	—	(0.44)	$9.48	3.19%	1.80%	1.81%	2.77%	2.76%	98%	$7,111
2015(7)	$10.00	0.11	(0.50)	(0.39)	—	—	—	$9.61	(3.80)%	1.80%(5)	1.80%(5)	2.75%(5)	2.75%(5)	23%	$5,769

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2020(4)	$9.59	0.18	(1.92)	(1.74)	(0.21)	—	(0.21)	$7.64	(18.62)%	1.57%(5)	1.69%(5)	3.96%(5)	3.84%(5)	83%	$17,557
2019	$9.66	0.37	(0.08)	0.29	(0.36)	—	(0.36)	$9.59	3.10%	1.56%	1.67%	3.78%	3.67%	111%	$13,114
2018	$9.81	0.33	(0.15)	0.18	(0.33)	—(6)	(0.33)	$9.66	1.92%	1.56%	1.66%	3.34%	3.24%	83%	$3,914
2017(8)	$9.69	0.15	0.10	0.25	(0.13)	—	(0.13)	$9.81	2.61%	1.59%(5)	1.67%(5)	2.80%(5)	2.72%(5)	65%(3)	$5
A Class
2020(4)	$9.58	0.15	(1.91)	(1.76)	(0.19)	—	(0.19)	$7.63	(18.88)%	2.17%(5)	2.29%(5)	3.36%(5)	3.24%(5)	83%	$4,749
2019	$9.65	0.30	(0.06)	0.24	(0.31)	—	(0.31)	$9.58	2.38%	2.16%	2.27%	3.18%	3.07%	111%	$9,737
2018	$9.80	0.27	(0.14)	0.13	(0.28)	—(6)	(0.28)	$9.65	1.41%	2.16%	2.26%	2.74%	2.64%	83%	$11,992
2017	$9.48	0.18	0.31	0.49	(0.17)	—	(0.17)	$9.80	5.19%	2.19%	2.27%	2.08%	2.00%	65%	$13,515
2016	$9.60	0.22	0.04	0.26	(0.38)	—	(0.38)	$9.48	2.80%	2.25%	2.26%	2.32%	2.31%	98%	$20,328
2015(7)	$10.00	0.09	(0.49)	(0.40)	—	—	—	$9.60	(4.00)%	2.25%(5)	2.25%(5)	2.30%(5)	2.30%(5)	23%	$9,673
C Class
2020(4)	$9.53	0.12	(1.91)	(1.79)	(0.15)	—	(0.15)	$7.59	(19.16)%	2.92%(5)	3.04%(5)	2.61%(5)	2.49%(5)	83%	$8,663
2019	$9.60	0.23	(0.07)	0.16	(0.23)	—	(0.23)	$9.53	1.73%	2.91%	3.02%	2.43%	2.32%	111%	$14,981
2018	$9.75	0.19	(0.14)	0.05	(0.20)	—(6)	(0.20)	$9.60	0.55%	2.91%	3.01%	1.99%	1.89%	83%	$16,086
2017	$9.43	0.12	0.30	0.42	(0.10)	—	(0.10)	$9.75	4.42%	2.94%	3.02%	1.33%	1.25%	65%	$18,705
2016	$9.57	0.14	0.05	0.19	(0.33)	—	(0.33)	$9.43	2.03%	3.00%	3.01%	1.57%	1.56%	98%	$12,129
2015(7)	$10.00	0.06	(0.49)	(0.43)	—	—	—	$9.57	(4.30)%	3.00%(5)	3.00%(5)	1.55%(5)	1.55%(5)	23%	$9,687

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2020(4)	$9.57	0.14	(1.91)	(1.77)	(0.18)	—	(0.18)	$7.62	(18.99)%	2.42%(5)	2.54%(5)	3.11%(5)	2.99%(5)	83%	$21
2019	$9.63	0.29	(0.07)	0.22	(0.28)	—	(0.28)	$9.57	2.23%	2.41%	2.52%	2.93%	2.82%	111%	$40
2018	$9.78	0.26	(0.16)	0.10	(0.25)	—(6)	(0.25)	$9.63	1.16%	2.41%	2.51%	2.49%	2.39%	83%	$8
2017	$9.46	0.16	0.30	0.46	(0.14)	—	(0.14)	$9.78	4.93%	2.44%	2.52%	1.83%	1.75%	65%	$790
2016	$9.59	0.19	0.04	0.23	(0.36)	—	(0.36)	$9.46	2.50%	2.50%	2.51%	2.07%	2.06%	98%	$1,956
2015(7)	$10.00	0.08	(0.49)	(0.41)	—	—	—	$9.59	(4.10)%	2.50%(5)	2.50%(5)	2.05%(5)	2.05%(5)	23%	$1,917
R6 Class
2020(4)	$9.59	0.18	(1.92)	(1.74)	(0.21)	—	(0.21)	$7.64	(18.62)%	1.57%(5)	1.69%(5)	3.96%(5)	3.84%(5)	83%	$502
2019	$9.66	0.36	(0.07)	0.29	(0.36)	—	(0.36)	$9.59	2.99%	1.56%	1.67%	3.78%	3.67%	111%	$1,571
2018	$9.81	0.31	(0.13)	0.18	(0.33)	—(6)	(0.33)	$9.66	2.02%	1.56%	1.66%	3.34%	3.24%	83%	$1,501
2017	$9.48	0.25	0.31	0.56	(0.23)	—	(0.23)	$9.81	5.93%	1.59%	1.67%	2.68%	2.60%	65%	$2,983
2016	$9.62	0.27	0.04	0.31	(0.45)	—	(0.45)	$9.48	3.39%	1.65%	1.66%	2.92%	2.91%	98%	$4,157
2015(7)	$10.00	0.12	(0.50)	(0.38)	—	—	—	$9.62	(3.80)%	1.65%(5)	1.65%(5)	2.90%(5)	2.90%(5)	23%	$1,924

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.

(4)	Six months ended April 30, 2020 (unaudited).

(5)	Annualized.

(6)	Per-share amount was less than $0.005.

(7)	May 29, 2015 (fund inception) through October 31, 2015.

(8)	April 10, 2017 (commencement of sale) through October 31, 2017.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92370 2006

Semiannual Report

April 30, 2020

Global Real Estate Fund
Investor Class (ARYVX)
I Class (ARYNX)
Y Class (ARYYX)
A Class (ARYMX)
C Class (ARYTX)
R Class (ARYWX)
R5 Class (ARYGX)
R6 Class (ARYDX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Pandemic Led to Severe Economic, Market Disruptions

Early in the reporting period, market sentiment was generally upbeat. Dovish central banks, modest inflation, improving economic and corporate earnings data, and U.S.-China trade-policy progress helped boost global growth outlooks. Key U.S. stock benchmarks rose to record highs in mid-February. But that optimistic tone quickly collapsed. The COVID-19 outbreak originating in China rapidly spread worldwide, triggering health care crises, stay-at-home orders, shutdowns and recession fears. Stocks, corporate bonds and other riskier assets sold off sharply, while U.S. Treasuries rallied in a global flight to quality. Central banks and federal governments stepped in quickly and aggressively to stabilize global financial systems and provide financial relief.

Despite record U.S. unemployment and a first-quarter contraction in U.S. gross domestic product, market performance reversed again in April. Supported by significant fiscal and monetary stimulus and improving virus data, nearly every asset class delivered robust one-month gains. For U.S. large-cap growth stocks, the April rally generally led to solid gains for the six-month reporting period. Other stock and risk-asset indices also rallied in April but not enough to reverse earlier losses. Meanwhile, most U.S. and global bond indices delivered gains for the six-month period.

Promoting Health and Safety Remains Our Focus

With global COVID-19 infection rates slowing, segments of the economy are starting to reopen. But the return to normal, pre-pandemic life will take time and patience. We are monitoring the situation closely, and we continue to follow social distancing, work-from-home and other mandates from all relevant authorities. Additionally, our Business Continuity Plan ensures that we maintain regular business operations and the delivery of outstanding service.

We appreciate your confidence in us during these extraordinary times. We have a long history of helping clients weather volatile markets, and we’re confident we will meet these current challenges. In the meantime, the health and safety of you, your family and our employees remain paramount.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2020
Top Ten Holdings	% of net assets
Prologis, Inc.	6.3%
Healthpeak Properties, Inc.	3.9%
Vonovia SE	3.7%
Agree Realty Corp.	3.3%
SBA Communications Corp.	3.3%
Equinix, Inc.	3.1%
Invitation Homes, Inc.	2.9%
Alexandria Real Estate Equities, Inc.	2.8%
Cellnex Telecom SA	2.6%
Sun Communities, Inc.	2.5%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	51.4%
Foreign Common Stocks	47.4%
Total Common Stocks	98.8%
Temporary Cash Investments	1.3%
Other Assets and Liabilities	(0.1)%

Investments by Country	% of net assets
United States	51.4%
Japan	10.4%
China	7.6%
United Kingdom	5.0%
Germany	3.7%
Hong Kong	3.7%
Spain	3.3%
Australia	3.0%
Canada	2.6%
Other Countries	8.1%
Cash and Equivalents*	1.2%
*Includes temporary cash investments and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Expenses Paid During Period(1) 11/1/19 - 4/30/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$825.20	$5.04	1.11%
I Class	$1,000	$826.30	$4.13	0.91%
Y Class	$1,000	$827.70	$3.45	0.76%
A Class	$1,000	$824.30	$6.17	1.36%
C Class	$1,000	$822.10	$9.56	2.11%
R Class	$1,000	$823.50	$7.30	1.61%
R5 Class	$1,000	$827.00	$4.13	0.91%
R6 Class	$1,000	$827.60	$3.45	0.76%
Hypothetical
Investor Class	$1,000	$1,019.34	$5.57	1.11%
I Class	$1,000	$1,020.34	$4.57	0.91%
Y Class	$1,000	$1,021.08	$3.82	0.76%
A Class	$1,000	$1,018.10	$6.82	1.36%
C Class	$1,000	$1,014.37	$10.57	2.11%
R Class	$1,000	$1,016.86	$8.07	1.61%
R5 Class	$1,000	$1,020.34	$4.57	0.91%
R6 Class	$1,000	$1,021.08	$3.82	0.76%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

APRIL 30, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.8%
Australia — 3.0%
Charter Hall Group	131,309	$645,658
Goodman Group	104,782	880,631
NEXTDC Ltd.(1)	88,521	504,678
		2,030,967
Belgium — 1.6%
Shurgard Self Storage SA	12,686	418,658
VGP NV	5,675	657,029
		1,075,687
Canada — 2.6%
Canadian Apartment Properties REIT	16,225	558,337
Granite Real Estate Investment Trust	16,603	758,613
Summit Industrial Income REIT	59,099	440,711
		1,757,661
China — 7.6%
A-Living Services Co. Ltd., H Shares	169,750	928,350
GDS Holdings Ltd. ADR(1)	26,748	1,533,195
Longfor Group Holdings Ltd.	247,500	1,226,601
Shimao Property Holdings Ltd.	195,000	782,091
Times China Holdings Ltd.	354,000	577,899
		5,048,136
France — 0.9%
Gecina SA	4,790	625,705
Germany — 3.7%
Vonovia SE	49,928	2,468,660
Hong Kong — 3.7%
ESR Cayman Ltd.(1)	210,800	462,700
Link REIT	50,600	448,797
New World Development Co. Ltd.	283,000	332,355
Sun Hung Kai Properties Ltd.	90,500	1,224,595
		2,468,447
India — 0.4%
Embassy Office Parks REIT	55,200	270,972
Japan — 10.4%
Comforia Residential REIT, Inc.	508	1,510,351
Invesco Office J-Reit, Inc.	5,215	691,443
Mitsubishi Estate Co. Ltd.	82,400	1,341,018
Mitsui Fudosan Co. Ltd.	62,700	1,157,661
Mitsui Fudosan Logistics Park, Inc.	354	1,393,983
Orix JREIT, Inc.	711	851,874
		6,946,330
Mexico — 0.9%
Corp. Inmobiliaria Vesta SAB de CV	454,552	622,767

6

	Shares	Value
Philippines — 0.6%
Ayala Land, Inc.	701,600	$429,007
Singapore — 1.8%
CapitaLand Ltd.	207,500	437,945
Mapletree Industrial Trust	415,400	745,968
		1,183,913
Spain — 3.3%
Cellnex Telecom SA	32,900	1,725,180
Inmobiliaria Colonial Socimi SA	46,985	453,657
		2,178,837
Sweden — 1.9%
Fabege AB	46,147	551,992
Samhallsbyggnadsbolaget i Norden AB	375,471	726,449
		1,278,441
United Kingdom — 5.0%
Derwent London plc	31,292	1,225,024
Safestore Holdings plc	49,602	449,442
Segro plc	116,573	1,219,155
UNITE Group plc (The)	38,430	424,043
		3,317,664
United States — 51.4%
Agree Realty Corp.	33,680	2,192,905
Alexandria Real Estate Equities, Inc.	11,985	1,882,724
American Homes 4 Rent, Class A	27,590	666,023
American Tower Corp.	5,443	1,295,434
Americold Realty Trust	17,426	533,061
Brixmor Property Group, Inc.	31,200	357,240
Corporate Office Properties Trust	25,819	682,138
Cousins Properties, Inc.	18,185	548,641
DiamondRock Hospitality Co.	43,707	272,295
Digital Realty Trust, Inc.	5,307	793,343
Equinix, Inc.	3,104	2,095,821
Equity Residential	23,479	1,527,544
Healthpeak Properties, Inc.	98,869	2,584,436
Invitation Homes, Inc.	81,617	1,930,242
JBG SMITH Properties	26,937	914,511
Kilroy Realty Corp.	10,527	655,411
MGM Growth Properties LLC, Class A	9,221	232,093
Omega Healthcare Investors, Inc.	17,275	503,566
PennyMac Mortgage Investment Trust	38,912	404,685
Prologis, Inc.	47,427	4,231,911
QTS Realty Trust, Inc., Class A	23,663	1,479,647
Realty Income Corp.	14,222	781,072
Rexford Industrial Realty, Inc.	40,800	1,661,376
SBA Communications Corp.	7,546	2,187,736
Sun Communities, Inc.	12,590	1,692,096
UDR, Inc.	33,247	1,245,765

7

	Shares	Value
Urban Edge Properties	50,559	$581,429
Welltower, Inc.	9,302	476,541
		34,409,686
TOTAL COMMON STOCKS (Cost $60,828,242)		66,112,880
TEMPORARY CASH INVESTMENTS — 1.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.375% - 3.125%, 4/30/26 - 11/15/28, valued at $864,457), in a joint trading account at 0.01%, dated 4/30/20, due 5/1/20 (Delivery value $846,914)		846,914
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,222	1,222
TOTAL TEMPORARY CASH INVESTMENTS (Cost $848,136)		848,136
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $61,676,378)		66,961,016
OTHER ASSETS AND LIABILITIES — (0.1)%		(59,910)
TOTAL NET ASSETS — 100.0%		$66,901,106

SECTOR ALLOCATION
(as a % of net assets)
Diversified	20.6%
Industrial	19.2%
Residential	18.1%
Office	11.2%
Data Centers	9.5%
Retail	6.6%
Health Care	5.3%
Specialty	5.2%
Self Storage	1.3%
Industrial/Office Mixed	1.1%
Lodging/Resorts	0.7%
Cash and Equivalents*	1.2%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

APRIL 30, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $61,676,378)	$66,961,016
Foreign currency holdings, at value (cost of $11)	11
Receivable for investments sold	1,816,509
Receivable for capital shares sold	67,084
Dividends and interest receivable	123,403
Other assets	292
68,968,315

Liabilities
Payable for investments purchased	1,937,850
Payable for capital shares redeemed	78,023
Accrued management fees	49,771
Distribution and service fees payable	1,565
2,067,209

Net Assets	$66,901,106

Net Assets Consist of:
Capital (par value and paid-in surplus)	$65,811,148
Distributable earnings	1,089,958
$66,901,106

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$22,457,280	2,040,786	$11.00
I Class, $0.01 Par Value	$22,606,421	2,054,627	$11.00
Y Class, $0.01 Par Value	$17,069,442	1,550,993	$11.01
A Class, $0.01 Par Value	$1,292,543	117,461	$11.00*
C Class, $0.01 Par Value	$1,464,153	133,150	$11.00
R Class, $0.01 Par Value	$345,359	31,359	$11.01
R5 Class, $0.01 Par Value	$5,602	509	$11.01
R6 Class, $0.01 Par Value	$1,660,306	150,964	$11.00
*Maximum offering price $11.67 (net asset value divided by 0.9425).

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $30,034)	$789,449
Interest	5,496
Securities lending, net	674
795,619

Expenses:
Management fees	351,467
Distribution and service fees:
A Class	2,054
C Class	9,369
R Class	901
Directors' fees and expenses	1,189
Other expenses	1,190
366,170
Fees waived(1)	(3,639)
362,531

Net investment income (loss)	433,088

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(1,720,344)
Foreign currency translation transactions	1,184
(1,719,160)

Change in net unrealized appreciation (depreciation) on:
Investments	(10,847,100)
Translation of assets and liabilities in foreign currencies	1,031
(10,846,069)

Net realized and unrealized gain (loss)	(12,565,229)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(12,132,141)

(1)	Amount consists of $1,524, $987, $845, $82, $94, $18 and $89 for Investor Class, I Class, Y Class, A Class, C Class, R Class and R6 Class, respectively.

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2020 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2019
Increase (Decrease) in Net Assets	April 30, 2020	October 31, 2019
Operations
Net investment income (loss)	$433,088	$1,059,301
Net realized gain (loss)	(1,719,160)	2,215,486
Change in net unrealized appreciation (depreciation)	(10,846,069)	12,939,829
Net increase (decrease) in net assets resulting from operations	(12,132,141)	16,214,616

Distributions to Shareholders
From earnings:
Investor Class	(1,477,229)	(1,322,298)
I Class	(869,512)	(539,742)
Y Class	(784,024)	(215,983)
A Class	(71,202)	(68,764)
C Class	(66,240)	(62,401)
R Class	(13,232)	(5,647)
R5 Class	(295)	(208)
R6 Class	(86,979)	(58,775)
Decrease in net assets from distributions	(3,368,713)	(2,273,818)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	3,847,685	(4,141,056)

Net increase (decrease) in net assets	(11,653,169)	9,799,742

Net Assets
Beginning of period	78,554,275	68,754,533
End of period	$66,901,106	$78,554,275

See Notes to Financial Statements.

11

Notes to Financial Statements

APRIL 30, 2020 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Real Estate Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek high total investment return through a combination of capital appreciation and current income.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

12

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

13

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. During the period, the investment advisor agreed to waive 0.01% of the fund's management fee. The investment advisor expects this waiver to continue until February 28, 2021 and cannot terminate it prior to such date without the approval of the Board of Directors.

14

The annual management fee before and after waiver for each class for the period ended April 30, 2020 are as follows:

	Before Waiver	After Waiver
Investor Class	1.11%	1.10%
I Class	0.91%	0.90%
Y Class	0.76%	0.75%
A Class	1.11%	1.10%
C Class	1.11%	1.10%
R Class	1.11%	1.10%
R5 Class	0.91%	0.90%
R6 Class	0.76%	0.75%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2020 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $219,662 and $36,570, respectively. The effect of interfund transactions on the Statement of Operations was $9,343 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2020 were $53,090,022 and $51,275,201, respectively.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2020		Year ended October 31, 2019
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	319,402	$4,023,238	883,706	$11,517,118
Issued in reinvestment of distributions	113,539	1,464,651	119,326	1,310,194
Redeemed	(927,300)	(11,736,047)	(2,403,454)	(28,801,898)
	(494,359)	(6,248,158)	(1,400,422)	(15,974,586)
I Class/Shares Authorized	40,000,000		40,000,000
Sold	710,366	7,270,729	877,304	10,955,838
Issued in reinvestment of distributions	67,456	869,512	49,202	539,742
Redeemed	(170,686)	(2,092,686)	(741,554)	(8,837,423)
	607,136	6,047,555	184,952	2,658,157
Y Class/Shares Authorized	30,000,000		30,000,000
Sold	388,363	4,763,667	847,286	10,531,542
Issued in reinvestment of distributions	60,338	777,755	19,267	211,357
Redeemed	(102,569)	(1,283,563)	(47,288)	(605,519)
	346,132	4,257,859	819,265	10,137,380
A Class/Shares Authorized	20,000,000		20,000,000
Sold	14,748	197,199	9,492	118,974
Issued in reinvestment of distributions	5,107	65,980	5,915	65,004
Redeemed	(29,752)	(334,585)	(66,270)	(826,654)
	(9,897)	(71,406)	(50,863)	(642,676)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	1,572	20,813	6,706	82,709
Issued in reinvestment of distributions	4,336	56,106	4,924	54,217
Redeemed	(32,156)	(407,705)	(63,254)	(772,620)
	(26,248)	(330,786)	(51,624)	(635,694)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	12,869	158,577	14,117	176,646
Issued in reinvestment of distributions	1,023	13,232	510	5,618
Redeemed	(7,042)	(85,084)	(3,451)	(43,337)
	6,850	86,725	11,176	138,927
R5 Class/Shares Authorized	20,000,000		20,000,000
Issued in reinvestment of distributions	23	295	19	208
R6 Class/Shares Authorized	25,000,000		25,000,000
Sold	34,585	387,250	35,578	447,728
Issued in reinvestment of distributions	6,753	86,979	5,363	58,775
Redeemed	(29,737)	(368,628)	(25,918)	(329,275)
	11,601	105,601	15,023	177,228
Net increase (decrease)	441,238	$3,847,685	(472,474)	$(4,141,056)

16

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$2,030,967	—
Belgium	—	1,075,687	—
Canada	—	1,757,661	—
China	$1,533,195	3,514,941	—
France	—	625,705	—
Germany	—	2,468,660	—
Hong Kong	—	2,468,447	—
India	—	270,972	—
Japan	—	6,946,330	—
Mexico	—	622,767	—
Philippines	—	429,007	—
Singapore	—	1,183,913	—
Spain	—	2,178,837	—
Sweden	—	1,278,441	—
United Kingdom	—	3,317,664	—
Other Countries	34,409,686	—	—
Temporary Cash Investments	1,222	846,914	—
	$35,944,103	$31,016,913	—

17

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$65,110,652
Gross tax appreciation of investments	$5,101,489
Gross tax depreciation of investments	(3,251,125)
Net tax appreciation (depreciation) of investments	$1,850,364

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$13.93	0.07	(2.42)	(2.35)	(0.44)	(0.14)	(0.58)	$11.00	(17.48)%	1.11%(4)	1.12%(4)	1.08%(4)	1.07%(4)	71%	$22,457
2019	$11.25	0.20	2.90	3.10	(0.42)	—	(0.42)	$13.93	28.60%	1.12%	1.12%	1.58%	1.58%	118%	$35,303
2018	$11.80	0.20	(0.35)	(0.15)	(0.40)	—	(0.40)	$11.25	(1.39)%	1.11%	1.18%	1.67%	1.60%	169%	$44,274
2017	$11.45	0.25	0.58	0.83	(0.48)	—	(0.48)	$11.80	7.71%	1.13%	1.21%	2.22%	2.14%	201%	$68,825
2016	$11.62	0.15	0.01	0.16	(0.33)	—	(0.33)	$11.45	1.50%	1.16%	1.21%	1.31%	1.26%	250%	$67,798
2015	$12.03	0.17	0.02	0.19	(0.45)	(0.15)	(0.60)	$11.62	1.70%	1.20%	1.21%	1.39%	1.38%	248%	$72,769
I Class
2020(3)	$13.94	0.08	(2.41)	(2.33)	(0.47)	(0.14)	(0.61)	$11.00	(17.37)%	0.91%(4)	0.92%(4)	1.28%(4)	1.27%(4)	71%	$22,606
2019	$11.26	0.22	2.91	3.13	(0.45)	—	(0.45)	$13.94	28.84%	0.92%	0.92%	1.78%	1.78%	118%	$20,173
2018	$11.81	0.21	(0.33)	(0.12)	(0.43)	—	(0.43)	$11.26	(1.18)%	0.91%	0.98%	1.87%	1.80%	169%	$14,216
2017	$11.47	0.25	0.59	0.84	(0.50)	—	(0.50)	$11.81	7.83%	0.93%	1.01%	2.42%	2.34%	201%	$6,782
2016	$11.63	0.18	0.02	0.20	(0.36)	—	(0.36)	$11.47	1.79%	0.96%	1.01%	1.51%	1.46%	250%	$2,826
2015	$12.05	0.19	0.02	0.21	(0.48)	(0.15)	(0.63)	$11.63	1.83%	1.00%	1.01%	1.59%	1.58%	248%	$4,325

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2020(3)	$13.95	0.09	(2.40)	(2.31)	(0.49)	(0.14)	(0.63)	$11.01	(17.23)%	0.76%(4)	0.77%(4)	1.43%(4)	1.42%(4)	71%	$17,069
2019	$11.27	0.24	2.90	3.14	(0.46)	—	(0.46)	$13.95	29.01%	0.77%	0.77%	1.93%	1.93%	118%	$16,810
2018	$11.81	0.21	(0.32)	(0.11)	(0.43)	—	(0.43)	$11.27	(1.04)%	0.76%	0.83%	2.02%	1.95%	169%	$4,346
2017(5)	$11.09	0.13	0.59	0.72	—	—	—	$11.81	6.49%	0.78%(4)	0.86%(4)	1.99%(4)	1.91%(4)	201%(6)	$5
A Class
2020(3)	$13.91	0.05	(2.42)	(2.37)	(0.40)	(0.14)	(0.54)	$11.00	(17.57)%	1.36%(4)	1.37%(4)	0.83%(4)	0.82%(4)	71%	$1,293
2019	$11.24	0.17	2.90	3.07	(0.40)	—	(0.40)	$13.91	28.21%	1.37%	1.37%	1.33%	1.33%	118%	$1,771
2018	$11.79	0.17	(0.35)	(0.18)	(0.37)	—	(0.37)	$11.24	(1.64)%	1.36%	1.43%	1.42%	1.35%	169%	$2,002
2017	$11.44	0.24	0.56	0.80	(0.45)	—	(0.45)	$11.79	7.44%	1.38%	1.46%	1.97%	1.89%	201%	$2,882
2016	$11.60	0.12	0.03	0.15	(0.31)	—	(0.31)	$11.44	1.33%	1.41%	1.46%	1.06%	1.01%	250%	$16,651
2015	$12.02	0.13	0.02	0.15	(0.42)	(0.15)	(0.57)	$11.60	1.35%	1.45%	1.46%	1.14%	1.13%	248%	$21,275

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2020(3)	$13.84	—(7)	(2.40)	(2.40)	(0.30)	(0.14)	(0.44)	$11.00	(17.79)%	2.11%(4)	2.12%(4)	0.08%(4)	0.07%(4)	71%	$1,464
2019	$11.18	0.07	2.90	2.97	(0.31)	—	(0.31)	$13.84	27.28%	2.12%	2.12%	0.58%	0.58%	118%	$2,206
2018	$11.73	0.08	(0.35)	(0.27)	(0.28)	—	(0.28)	$11.18	(2.42)%	2.11%	2.18%	0.67%	0.60%	169%	$2,360
2017	$11.38	0.14	0.58	0.72	(0.37)	—	(0.37)	$11.73	6.65%	2.13%	2.21%	1.22%	1.14%	201%	$3,606
2016	$11.55	0.03	0.02	0.05	(0.22)	—	(0.22)	$11.38	0.47%	2.16%	2.21%	0.31%	0.26%	250%	$7,282
2015	$11.96	0.05	0.02	0.07	(0.33)	(0.15)	(0.48)	$11.55	0.73%	2.20%	2.21%	0.39%	0.38%	248%	$7,197
R Class
2020(3)	$13.90	0.04	(2.42)	(2.38)	(0.37)	(0.14)	(0.51)	$11.01	(17.65)%	1.61%(4)	1.62%(4)	0.58%(4)	0.57%(4)	71%	$345
2019	$11.23	0.13	2.91	3.04	(0.37)	—	(0.37)	$13.90	27.90%	1.62%	1.62%	1.08%	1.08%	118%	$341
2018	$11.78	0.14	(0.35)	(0.21)	(0.34)	—	(0.34)	$11.23	(1.90)%	1.61%	1.68%	1.17%	1.10%	169%	$150
2017	$11.43	0.18	0.60	0.78	(0.43)	—	(0.43)	$11.78	7.17%	1.63%	1.71%	1.72%	1.64%	201%	$122
2016	$11.59	0.10	0.02	0.12	(0.28)	—	(0.28)	$11.43	1.07%	1.66%	1.71%	0.81%	0.76%	250%	$106
2015	$12.01	0.11	0.01	0.12	(0.39)	(0.15)	(0.54)	$11.59	1.08%	1.70%	1.71%	0.89%	0.88%	248%	$245

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2020(3)	$13.94	0.08	(2.40)	(2.32)	(0.47)	(0.14)	(0.61)	$11.01	(17.30)%	0.91%(4)	0.92%(4)	1.28%(4)	1.27%(4)	71%	$6
2019	$11.27	0.22	2.90	3.12	(0.45)	—	(0.45)	$13.94	28.73%	0.92%	0.92%	1.78%	1.78%	118%	$7
2018	$11.81	0.22	(0.34)	(0.12)	(0.42)	—	(0.42)	$11.27	(1.15)%	0.91%	0.98%	1.87%	1.80%	169%	$5
2017(5)	$11.10	0.12	0.59	0.71	—	—	—	$11.81	6.40%	0.93%(4)	1.01%(4)	1.84%(4)	1.76%(4)	201%(6)	$5
R6 Class
2020(3)	$13.94	0.09	(2.40)	(2.31)	(0.49)	(0.14)	(0.63)	$11.00	(17.24)%	0.76%(4)	0.77%(4)	1.43%(4)	1.42%(4)	71%	$1,660
2019	$11.27	0.24	2.89	3.13	(0.46)	—	(0.46)	$13.94	28.92%	0.77%	0.77%	1.93%	1.93%	118%	$1,943
2018	$11.82	0.23	(0.33)	(0.10)	(0.45)	—	(0.45)	$11.27	(1.02)%	0.76%	0.83%	2.02%	1.95%	169%	$1,401
2017	$11.47	0.31	0.56	0.87	(0.52)	—	(0.52)	$11.82	8.09%	0.78%	0.86%	2.57%	2.49%	201%	$877
2016	$11.64	0.19	0.01	0.20	(0.37)	—	(0.37)	$11.47	1.86%	0.81%	0.86%	1.66%	1.61%	250%	$7,938
2015	$12.06	0.18	0.04	0.22	(0.49)	(0.15)	(0.64)	$11.64	1.99%	0.85%	0.86%	1.74%	1.73%	248%	$7,145

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2020 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through October 31, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.

(7)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

24

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

25

Notes

26

Notes

27

Notes

28

Notes

29

Notes

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92368 2006

Semiannual Report

April 30, 2020

NT Global Real Estate Fund
Investor Class (ANREX)
G Class (ANRHX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

APRIL 30, 2020
Top Ten Holdings	% of net assets
Prologis, Inc.	6.3%
Healthpeak Properties, Inc.	3.9%
Vonovia SE	3.7%
SBA Communications Corp.	3.3%
Agree Realty Corp.	3.3%
Equinix, Inc.	3.1%
Invitation Homes, Inc.	2.9%
Alexandria Real Estate Equities, Inc.	2.8%
Cellnex Telecom SA	2.6%
Sun Communities, Inc.	2.5%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	51.5%
Foreign Common Stocks	47.6%
Total Equity Exposure	99.1%
Temporary Cash Investments	0.8%
Other Assets and Liabilities	0.1%

Investments by Country	% of net assets
United States	51.5%
Japan	10.4%
China	7.6%
United Kingdom	5.0%
Germany	3.7%
Hong Kong	3.7%
Spain	3.3%
Australia	3.1%
Canada	2.7%
Other Countries	8.1%
Cash and Equivalents*	0.9%
*Includes temporary cash investments and other assets and liabilities.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Expenses Paid During Period(1) 11/1/19 - 4/30/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$822.40	$5.03	1.11%
G Class	$1,000	$827.20	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,019.34	$5.57	1.11%
G Class	$1,000	$1,024.81	$0.05	0.01%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

APRIL 30, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.1%
Australia — 3.1%
Charter Hall Group	553,802	$2,723,089
Goodman Group	455,624	3,829,252
NEXTDC Ltd.(1)	377,492	2,152,167
		8,704,508
Belgium — 1.6%
Shurgard Self Storage SA	54,260	1,790,667
VGP NV	23,816	2,757,321
		4,547,988
Canada — 2.7%
Canadian Apartment Properties REIT	69,397	2,388,100
Granite Real Estate Investment Trust	70,191	3,207,118
Summit Industrial Income REIT	266,090	1,984,277
		7,579,495
China — 7.6%
A-Living Services Co. Ltd., H Shares	724,500	3,962,233
GDS Holdings Ltd. ADR(1)	114,198	6,545,829
Longfor Group Holdings Ltd.	1,067,000	5,288,015
Shimao Property Holdings Ltd.	833,500	3,342,939
Times China Holdings Ltd.	1,525,000	2,489,534
		21,628,550
France — 0.9%
Gecina SA	20,443	2,670,416
Germany — 3.7%
Vonovia SE	213,166	10,539,864
Hong Kong — 3.7%
ESR Cayman Ltd.(1)	899,600	1,974,595
Link REIT	217,900	1,932,667
New World Development Co. Ltd.	1,188,000	1,395,188
Sun Hung Kai Properties Ltd.	385,500	5,216,367
		10,518,817
India — 0.4%
Embassy Office Parks REIT	232,200	1,139,850
Japan — 10.4%
Comforia Residential REIT, Inc.	2,161	6,424,937
Invesco Office J-Reit, Inc.	22,233	2,947,817
Mitsubishi Estate Co. Ltd.	353,400	5,751,403
Mitsui Fudosan Co. Ltd.	268,900	4,964,835
Mitsui Fudosan Logistics Park, Inc.	1,506	5,930,335
Orix JREIT, Inc.	3,025	3,624,358
		29,643,685
Mexico — 0.9%
Corp. Inmobiliaria Vesta SAB de CV	1,920,286	2,630,922

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	Shares	Value
Philippines — 0.6%
Ayala Land, Inc.	3,013,430	$1,842,620
Singapore — 1.8%
CapitaLand Ltd.	894,700	1,888,335
Mapletree Industrial Trust	1,776,700	3,190,567
		5,078,902
Spain — 3.3%
Cellnex Telecom SA	140,466	7,365,627
Inmobiliaria Colonial Socimi SA	200,529	1,936,177
		9,301,804
Sweden — 1.9%
Fabege AB	198,104	2,369,641
Samhallsbyggnadsbolaget i Norden AB	1,602,488	3,100,442
		5,470,083
United Kingdom — 5.0%
Derwent London plc	135,042	5,286,644
Safestore Holdings plc	211,061	1,912,418
Segro plc	493,573	5,161,933
UNITE Group plc (The)	163,523	1,804,340
		14,165,335
United States — 51.5%
Agree Realty Corp.	143,794	9,362,427
Alexandria Real Estate Equities, Inc.	51,137	8,033,111
American Homes 4 Rent, Class A	117,322	2,832,153
American Tower Corp.	23,205	5,522,790
Americold Realty Trust	73,471	2,247,478
Brixmor Property Group, Inc.	132,736	1,519,827
Corporate Office Properties Trust	108,994	2,879,622
Cousins Properties, Inc.	78,171	2,358,419
DiamondRock Hospitality Co.	185,868	1,157,958
Digital Realty Trust, Inc.	22,427	3,352,612
Equinix, Inc.	13,248	8,945,050
Equity Residential	100,568	6,542,954
Healthpeak Properties, Inc.	422,117	11,034,138
Invitation Homes, Inc.	348,426	8,240,275
JBG SMITH Properties	115,140	3,909,003
Kilroy Realty Corp.	44,593	2,776,360
MGM Growth Properties LLC, Class A	39,440	992,705
Omega Healthcare Investors, Inc.	72,802	2,122,178
PennyMac Mortgage Investment Trust	167,267	1,739,577
Prologis, Inc.	202,356	18,056,226
QTS Realty Trust, Inc., Class A	100,631	6,292,456
Realty Income Corp.	60,482	3,321,672
Rexford Industrial Realty, Inc.	173,581	7,068,218
SBA Communications Corp.	32,346	9,377,752
Sun Communities, Inc.	53,751	7,224,134
UDR, Inc.	141,389	5,297,846

5

	Shares	Value
Urban Edge Properties	215,011	$2,472,627
Welltower, Inc.	39,786	2,038,237
		146,717,805
TOTAL COMMON STOCKS (Cost $257,280,577)		282,180,644
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.375% - 3.125%, 4/30/26 - 11/15/28, valued at $834,677), in a joint trading account at 0.01%, dated 4/30/20, due 5/1/20 (Delivery value $817,739)		817,739
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.25%, 7/15/29, valued at $1,556,598), at 0.02%, dated 4/30/20, due 5/1/20 (Delivery value $1,521,001)		1,521,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,180	1,180
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,339,919)		2,339,919
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $259,620,496)		284,520,563
OTHER ASSETS AND LIABILITIES — 0.1%		202,817
TOTAL NET ASSETS — 100.0%		$284,723,380

SECTOR ALLOCATION
(as a % of net assets)
Diversified	20.6%
Industrial	19.2%
Residential	18.1%
Office	11.3%
Data Centers	9.6%
Retail	6.6%
Health Care	5.3%
Specialty	5.2%
Self Storage	1.3%
Industrial/Office Mixed	1.1%
Lodging/Resorts	0.8%
Cash and Equivalents*	0.9%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

6

Statement of Assets and Liabilities

APRIL 30, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $259,620,496)	$284,520,563
Foreign currency holdings, at value (cost of $8)	8
Receivable for investments sold	7,938,674
Receivable for capital shares sold	474
Dividends and interest receivable	572,092
293,031,811

Liabilities
Payable for investments purchased	8,229,480
Payable for capital shares redeemed	12,809
Accrued management fees	66,142
8,308,431

Net Assets	$284,723,380

Net Assets Consist of:
Capital (par value and paid-in surplus)	$293,312,507
Distributable earnings	(8,589,127)
$284,723,380

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$75,733,861	8,297,351	$9.13
G Class, $0.01 Par Value	$208,989,519	22,817,517	$9.16

See Notes to Financial Statements.

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Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $128,209)	$3,535,202
Interest	15,568
Securities lending, net	2,583
3,553,353

Expenses:
Management fees	1,380,274
Directors' fees and expenses	5,309
Other expenses	9,451
1,395,034
Fees waived(1)	(904,229)
490,805

Net investment income (loss)	3,062,548

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(377,371)
Foreign currency translation transactions	(4,492)
(381,863)

Change in net unrealized appreciation (depreciation) on:
Investments	(58,388,981)
Translation of assets and liabilities in foreign currencies	10,210
(58,378,771)

Net realized and unrealized gain (loss)	(58,760,634)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(55,698,086)

(1)	Amount consists of $4,328 and $899,901 for Investor Class and G Class, respectively.

See Notes to Financial Statements.

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Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2020 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2019
Increase (Decrease) in Net Assets	April 30, 2020	October 31, 2019
Operations
Net investment income (loss)	$3,062,548	$8,791,242
Net realized gain (loss)	(381,863)	18,661,890
Change in net unrealized appreciation (depreciation)	(58,378,771)	68,168,250
Net increase (decrease) in net assets resulting from operations	(55,698,086)	95,621,382

Distributions to Shareholders
From earnings:
Investor Class	(3,728,942)	(3,245,373)
G Class	(13,216,652)	(11,698,497)
Decrease in net assets from distributions	(16,945,594)	(14,943,870)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(914,482)	(114,657,131)

Net increase (decrease) in net assets	(73,558,162)	(33,979,619)

Net Assets
Beginning of period	358,281,542	392,261,161
End of period	$284,723,380	$358,281,542

See Notes to Financial Statements.

9

Notes to Financial Statements

APRIL 30, 2020 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Global Real Estate Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek high total investment return through a combination of capital appreciation and current income. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The fund offers the Investor Class and G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

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The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

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Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 99% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services, which may be provided indirectly through another American Century Investments mutual fund. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. During the period, the investment advisor agreed to waive 0.01% of the fund's management fee. The investment advisor expects this waiver to continue until February 28, 2021 and cannot terminate it prior such date without the approval of the Board of Directors. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee before and after waiver for each class for the period ended April 30, 2020 are as follows:

	Before Waiver	After Waiver
Investor Class	1.11%	1.10%
G Class	0.76%	0.00%

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Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $2,258 and $979,470, respectively. The effect of interfund transactions on the Statement of Operations was $(34,081) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2020 were $237,748,927 and $250,285,151, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2020		Year ended October 31, 2019
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	90,000,000		90,000,000
Sold	408,964	$3,745,915	174,356	$1,535,358
Issued in reinvestment of distributions	347,201	3,728,942	355,852	3,245,373
Redeemed	(593,308)	(6,583,335)	(4,169,846)	(42,466,392)
	162,857	891,522	(3,639,638)	(37,685,661)
G Class/Shares Authorized	190,000,000		190,000,000
Sold	2,187,282	20,435,525	940,364	9,363,967
Issued in reinvestment of distributions	1,230,601	13,216,652	1,282,730	11,698,497
Redeemed	(3,211,100)	(35,458,181)	(9,633,104)	(98,033,934)
	206,783	(1,806,004)	(7,410,010)	(76,971,470)
Net increase (decrease)	369,640	$(914,482)	(11,049,648)	$(114,657,131)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$8,704,508	—
Belgium	—	4,547,988	—
Canada	—	7,579,495	—
China	$6,545,829	15,082,721	—
France	—	2,670,416	—
Germany	—	10,539,864	—
Hong Kong	—	10,518,817	—
India	—	1,139,850	—
Japan	—	29,643,685	—
Mexico	—	2,630,922	—
Philippines	—	1,842,620	—
Singapore	—	5,078,902	—
Spain	—	9,301,804	—
Sweden	—	5,470,083	—
United Kingdom	—	14,165,335	—
Other Countries	146,717,805	—	—
Temporary Cash Investments	1,180	2,338,739	—
	$153,264,814	$131,255,749	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund is owned by a relatively small number of shareholders, and in the event such shareholders redeem, the ongoing operations of the fund may be at risk.

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

14

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$276,323,935
Gross tax appreciation of investments	$22,644,524
Gross tax depreciation of investments	(14,447,896)
Net tax appreciation (depreciation) of investments	$8,196,628

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

As of October 31, 2019, the fund had accumulated short-term capital losses of $(20,931,519), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$11.58	0.06	(2.05)	(1.99)	(0.46)	$9.13	(17.76)%	1.11%(4)	1.12%(4)	1.09%(4)	1.08%(4)	74%	$75,734
2019	$9.32	0.16	2.43	2.59	(0.33)	$11.58	28.60%	1.12%	1.12%	1.60%	1.60%	117%	$94,161
2018	$9.79	0.16	(0.30)	(0.14)	(0.33)	$9.32	(1.45)%	1.11%	1.18%	1.66%	1.59%	178%	$109,781
2017	$9.49	0.20	0.48	0.68	(0.38)	$9.79	7.55%	1.13%	1.21%	2.09%	2.01%	211%	$108,683
2016	$9.57	0.13	0.01	0.14	(0.22)	$9.49	1.58%	1.16%	1.21%	1.30%	1.25%	264%	$102,125
2015(5)	$10.00	0.09	(0.52)	(0.43)	—	$9.57	(4.30)%	1.19%(4)	1.20%(4)	1.50%(4)	1.49%(4)	151%	$92,086
G Class
2020(3)	$11.68	0.12	(2.05)	(1.93)	(0.59)	$9.16	(17.28)%	0.01%(4)	0.77%(4)	2.19%(4)	1.43%(4)	74%	$208,990
2019	$9.41	0.28	2.42	2.70	(0.43)	$11.68	30.03%	0.01%	0.77%	2.71%	1.95%	117%	$264,120
2018	$9.83	0.27	(0.30)	(0.03)	(0.39)	$9.41	(0.43)%	0.00%(6)	0.83%	2.77%	1.94%	178%	$282,481
2017	$9.50	0.24	0.48	0.72	(0.39)	$9.83	8.09%	0.66%	0.97%	2.56%	2.25%	211%	$326,857
2016	$9.59	0.14	0.01	0.15	(0.24)	$9.50	1.74%	0.96%	1.01%	1.50%	1.45%	264%	$262,612
2015(5)	$10.00	0.10	(0.51)	(0.41)	—	$9.59	(4.20)%	0.99%(4)	1.00%(4)	1.70%(4)	1.69%(4)	151%	$240,740

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2020 (unaudited).

(4)	Annualized.

(5)	March 19, 2015 (fund inception) through October 31, 2015.

(6)	Ratio was less than 0.005%.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

18

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

19

Notes

20

Notes

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92376 2006

Semiannual Report

April 30, 2020

Real Estate Fund
Investor Class (REACX)
I Class (REAIX)
Y Class (ARYEX)
A Class (AREEX)
C Class (ARYCX)
R Class (AREWX)
R5 Class (ARREX)
R6 Class (AREDX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Pandemic Led to Severe Economic, Market Disruptions

Early in the reporting period, market sentiment was generally upbeat. Dovish central banks, modest inflation, improving economic and corporate earnings data, and U.S.-China trade-policy progress helped boost global growth outlooks. Key U.S. stock benchmarks rose to record highs in mid-February. But that optimistic tone quickly collapsed. The COVID-19 outbreak originating in China rapidly spread worldwide, triggering health care crises, stay-at-home orders, shutdowns and recession fears. Stocks, corporate bonds and other riskier assets sold off sharply, while U.S. Treasuries rallied in a global flight to quality. Central banks and federal governments stepped in quickly and aggressively to stabilize global financial systems and provide financial relief.

Despite record U.S. unemployment and a first-quarter contraction in U.S. gross domestic product, market performance reversed again in April. Supported by significant fiscal and monetary stimulus and improving virus data, nearly every asset class delivered robust one-month gains. For U.S. large-cap growth stocks, the April rally generally led to solid gains for the six-month reporting period. Other stock and risk-asset indices also rallied in April but not enough to reverse earlier losses. Meanwhile, most U.S. and global bond indices delivered gains for the six-month period.

Promoting Health and Safety Remains Our Focus

With global COVID-19 infection rates slowing, segments of the economy are starting to reopen. But the return to normal, pre-pandemic life will take time and patience. We are monitoring the situation closely, and we continue to follow social distancing, work-from-home and other mandates from all relevant authorities. Additionally, our Business Continuity Plan ensures that we maintain regular business operations and the delivery of outstanding service.

We appreciate your confidence in us during these extraordinary times. We have a long history of helping clients weather volatile markets, and we’re confident we will meet these current challenges. In the meantime, the health and safety of you, your family and our employees remain paramount.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2020
Top Ten Holdings	% of net assets
Prologis, Inc.	10.7%
Equinix, Inc.	10.4%
Equity Residential	5.7%
Digital Realty Trust, Inc.	5.6%
UDR, Inc.	4.4%
Sun Communities, Inc.	3.8%
Healthpeak Properties, Inc.	3.7%
Invitation Homes, Inc.	3.7%
Alexandria Real Estate Equities, Inc.	3.7%
Welltower, Inc.	3.6%

Sector Allocation	% of net assets
Residential	19.1%
Data Centers	17.4%
Industrial	16.1%
Retail	12.8%
Health Care	10.2%
Office	9.6%
Specialty	4.7%
Lodging/Resorts	3.4%
Self Storage	3.3%
Diversified	3.1%
Cash and Equivalents*	0.3%
*Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Temporary Cash Investments	0.4%
Other Assets and Liabilities	(0.1)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Expenses Paid During Period(1) 11/1/19 - 4/30/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$790.90	$5.17	1.16%
I Class	$1,000	$791.40	$4.28	0.96%
Y Class	$1,000	$792.00	$3.61	0.81%
A Class	$1,000	$790.00	$6.28	1.41%
C Class	$1,000	$786.90	$9.60	2.16%
R Class	$1,000	$788.60	$7.38	1.66%
R5 Class	$1,000	$791.40	$4.28	0.96%
R6 Class	$1,000	$792.20	$3.61	0.81%
Hypothetical
Investor Class	$1,000	$1,019.10	$5.82	1.16%
I Class	$1,000	$1,020.09	$4.82	0.96%
Y Class	$1,000	$1,020.84	$4.07	0.81%
A Class	$1,000	$1,017.85	$7.07	1.41%
C Class	$1,000	$1,014.12	$10.82	2.16%
R Class	$1,000	$1,016.61	$8.32	1.66%
R5 Class	$1,000	$1,020.09	$4.82	0.96%
R6 Class	$1,000	$1,020.84	$4.07	0.81%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

APRIL 30, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.7%
Data Centers — 17.4%
Digital Realty Trust, Inc.	292,103	$43,666,477
Equinix, Inc.	119,173	80,465,610
QTS Realty Trust, Inc., Class A	180,793	11,304,986
		135,437,073
Diversified — 3.1%
American Assets Trust, Inc.	181,776	5,147,896
JBG SMITH Properties	375,991	12,764,894
PennyMac Mortgage Investment Trust	551,469	5,735,278
		23,648,068
Health Care — 10.2%
Healthcare Trust of America, Inc., Class A	321,179	7,910,639
Healthpeak Properties, Inc.	1,110,739	29,034,717
Omega Healthcare Investors, Inc.	488,339	14,235,082
Welltower, Inc.	553,274	28,344,227
		79,524,665
Industrial — 16.1%
Americold Realty Trust	278,378	8,515,583
Prologis, Inc.	935,366	83,462,708
Rexford Industrial Realty, Inc.	593,405	24,163,452
Terreno Realty Corp.	163,656	8,971,622
		125,113,365
Lodging/Resorts — 3.4%
DiamondRock Hospitality Co.	1,448,534	9,024,367
MGM Growth Properties LLC, Class A	445,547	11,214,418
Park Hotels & Resorts, Inc.	684,907	6,513,465
		26,752,250
Office — 9.6%
Alexandria Real Estate Equities, Inc.	183,468	28,820,988
Boston Properties, Inc.	83,214	8,086,737
Corporate Office Properties Trust	264,742	6,994,484
Cousins Properties, Inc.	313,970	9,472,475
Kilroy Realty Corp.	187,740	11,688,692
Piedmont Office Realty Trust, Inc., Class A	557,043	9,664,696
		74,728,072
Residential — 19.1%
American Homes 4 Rent, Class A	445,883	10,763,616
Equity Residential	680,531	44,275,347
Invitation Homes, Inc.	1,220,966	28,875,846
Sun Communities, Inc.	221,805	29,810,592
UDR, Inc.	920,480	34,490,385
		148,215,786

6

	Shares	Value
Retail — 12.8%
Agree Realty Corp.	410,048	$26,698,225
Brixmor Property Group, Inc.	850,295	9,735,878
Essential Properties Realty Trust, Inc.	739,963	10,870,056
Realty Income Corp.	499,580	27,436,934
Regency Centers Corp.	174,953	7,682,186
Simon Property Group, Inc.	146,458	9,779,001
Urban Edge Properties	615,835	7,082,103
		99,284,383
Self Storage — 3.3%
Extra Space Storage, Inc.	285,913	25,228,963
Specialty — 4.7%
American Tower Corp.	58,338	13,884,444
SBA Communications Corp.	77,334	22,420,673
		36,305,117
TOTAL COMMON STOCKS (Cost $662,880,399)		774,237,742
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.375% - 3.125%, 4/30/26 - 11/15/28, valued at $1,021,581), in a joint trading account at 0.01%, dated 4/30/20, due 5/1/20 (Delivery value $1,000,849)		1,000,849
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 8/15/49, valued at $1,901,351), at 0.02%, dated 4/30/20, due 5/1/20 (Delivery value $1,859,001)		1,859,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,357	1,357
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,861,206)		2,861,206
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $665,741,605)		777,098,948
OTHER ASSETS AND LIABILITIES — (0.1)%		(442,733)
TOTAL NET ASSETS — 100.0%		$776,656,215

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

APRIL 30, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $665,741,605)	$777,098,948
Receivable for investments sold	25,918,632
Receivable for capital shares sold	433,437
Dividends and interest receivable	432,533
803,883,550

Liabilities
Payable for investments purchased	25,367,633
Payable for capital shares redeemed	1,213,980
Accrued management fees	631,907
Distribution and service fees payable	13,815
27,227,335

Net Assets	$776,656,215

Net Assets Consist of:
Capital (par value and paid-in surplus)	$726,891,051
Distributable earnings	49,765,164
$776,656,215

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$384,696,993	15,839,416	$24.29
I Class, $0.01 Par Value	$124,868,703	5,125,134	$24.36
Y Class, $0.01 Par Value	$317,402	13,028	$24.36
A Class, $0.01 Par Value	$36,503,060	1,505,356	$24.25*
C Class, $0.01 Par Value	$4,072,690	173,148	$23.52
R Class, $0.01 Par Value	$8,280,967	344,411	$24.04
R5 Class, $0.01 Par Value	$5,263	216	$24.37
R6 Class, $0.01 Par Value	$217,911,137	8,945,748	$24.36
*Maximum offering price $25.73 (net asset value divided by 0.9425).

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$12,241,832
Interest	26,675
12,268,507

Expenses:
Management fees	4,815,176
Distribution and service fees:
A Class	56,019
C Class	25,924
R Class	24,166
Directors' fees and expenses	15,354
Other expenses	7,517
4,944,156

Net investment income (loss)	7,324,351

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	(40,287,190)
Change in net unrealized appreciation (depreciation) on investments	(176,959,184)

Net realized and unrealized gain (loss)	(217,246,374)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(209,922,023)

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2020 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2019
Increase (Decrease) in Net Assets	April 30, 2020	October 31, 2019
Operations
Net investment income (loss)	$7,324,351	$16,851,826
Net realized gain (loss)	(40,287,190)	75,435,288
Change in net unrealized appreciation (depreciation)	(176,959,184)	163,958,618
Net increase (decrease) in net assets resulting from operations	(209,922,023)	256,245,732

Distributions to Shareholders
From earnings:
Investor Class	(38,889,590)	(34,228,520)
I Class	(11,065,495)	(7,208,192)
Y Class	(29,252)	(23,911)
A Class	(3,319,897)	(2,890,574)
C Class	(386,988)	(333,356)
R Class	(722,462)	(462,507)
R5 Class	(462)	(338)
R6 Class	(18,635,016)	(13,581,804)
Decrease in net assets from distributions	(73,049,162)	(58,729,202)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	11,187,148	(128,281,002)

Net increase (decrease) in net assets	(271,784,037)	69,235,528

Net Assets
Beginning of period	1,048,440,252	979,204,724
End of period	$776,656,215	$1,048,440,252

See Notes to Financial Statements.

10

Notes to Financial Statements

APRIL 30, 2020 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Real Estate Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek high total investment return through a combination of capital appreciation and current income.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

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The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

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3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for each class for the period ended April 30, 2020 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.00% to 1.20%	1.15%
I Class	0.80% to 1.00%	0.95%
Y Class	0.65% to 0.85%	0.80%
A Class	1.00% to 1.20%	1.15%
C Class	1.00% to 1.20%	1.15%
R Class	1.00% to 1.20%	1.15%
R5 Class	0.80% to 1.00%	0.95%
R6 Class	0.65% to 0.85%	0.80%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2020 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $1,895,021 and there were no interfund purchases. The effect of interfund transactions on the Statement of Operations was $(74,722) in net realized gain (loss) on investment transactions.

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4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2020 were $540,568,081 and $588,393,410, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2020		Year ended October 31, 2019
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	150,000,000		150,000,000
Sold	1,808,915	$51,919,940	2,524,012	$73,940,932
Issued in reinvestment of distributions	1,286,879	37,900,540	1,258,097	33,533,336
Redeemed	(4,357,073)	(118,555,757)	(8,352,316)	(238,545,626)
	(1,261,279)	(28,735,277)	(4,570,207)	(131,071,358)
I Class/Shares Authorized	50,000,000		50,000,000
Sold	1,473,925	40,203,284	2,796,139	83,062,331
Issued in reinvestment of distributions	283,542	8,371,164	193,750	5,244,204
Redeemed	(1,455,710)	(40,841,999)	(2,528,526)	(73,771,377)
	301,757	7,732,449	461,363	14,535,158
Y Class/Shares Authorized	30,000,000		30,000,000
Issued in reinvestment of distributions	466	13,757	440	11,829
Redeemed	—	—	(1,041)	(31,599)
	466	13,757	(601)	(19,770)
A Class/Shares Authorized	40,000,000		40,000,000
Sold	210,616	5,900,324	326,083	9,481,547
Issued in reinvestment of distributions	103,791	3,053,396	100,584	2,672,619
Redeemed	(404,628)	(11,581,854)	(702,644)	(20,116,487)
	(90,221)	(2,628,134)	(275,977)	(7,962,321)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	17,704	495,971	10,147	292,497
Issued in reinvestment of distributions	10,954	313,387	10,875	277,797
Redeemed	(39,432)	(959,442)	(84,673)	(2,381,647)
	(10,774)	(150,084)	(63,651)	(1,811,353)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	70,098	2,001,104	131,331	3,794,663
Issued in reinvestment of distributions	23,407	683,417	15,393	406,514
Redeemed	(67,803)	(1,866,386)	(125,583)	(3,579,712)
	25,702	818,135	21,141	621,465
R5 Class/Shares Authorized	20,000,000		20,000,000
Issued in reinvestment of distributions	16	462	13	338
R6 Class/Shares Authorized	60,000,000		60,000,000
Sold	2,428,352	64,734,091	1,909,147	55,995,617
Issued in reinvestment of distributions	631,498	18,632,622	504,384	13,581,524
Redeemed	(1,741,755)	(49,230,873)	(2,459,795)	(72,150,302)
	1,318,095	34,135,840	(46,264)	(2,573,161)
Net increase (decrease)	283,762	$11,187,148	(4,474,183)	$(128,281,002)

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$774,237,742	—	—
Temporary Cash Investments	1,357	$2,859,849	—
	$774,239,099	$2,859,849	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

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As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$696,127,981
Gross tax appreciation of investments	$125,025,513
Gross tax depreciation of investments	(44,054,546)
Net tax appreciation (depreciation) of investments	$80,970,967

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$33.09	0.21	(6.73)	(6.52)	(0.33)	(1.95)	(2.28)	$24.29	(20.91)%	1.16%(4)	1.47%(4)	58%	$384,697
2019	$27.08	0.48	7.24	7.72	(0.58)	(1.13)	(1.71)	$33.09	30.15%	1.16%	1.66%	93%	$565,826
2018	$28.71	0.51	(0.18)	0.33	(0.71)	(1.25)	(1.96)	$27.08	1.11%	1.15%	1.88%	148%	$586,906
2017	$30.69	0.64	0.35	0.99	(0.36)	(2.61)	(2.97)	$28.71	3.47%	1.15%	2.21%	145%	$695,132
2016	$29.69	0.41	1.41	1.82	(0.82)	—	(0.82)	$30.69	6.19%	1.14%	1.32%	149%	$909,921
2015	$28.69	0.42	1.13	1.55	(0.55)	—	(0.55)	$29.69	5.51%	1.14%	1.42%	140%	$925,934
I Class
2020(3)	$33.18	0.24	(6.75)	(6.51)	(0.36)	(1.95)	(2.31)	$24.36	(20.86)%	0.96%(4)	1.67%(4)	58%	$124,869
2019	$27.16	0.54	7.25	7.79	(0.64)	(1.13)	(1.77)	$33.18	30.39%	0.96%	1.86%	93%	$160,058
2018	$28.79	0.57	(0.19)	0.38	(0.76)	(1.25)	(2.01)	$27.16	1.34%	0.95%	2.08%	148%	$118,458
2017	$30.77	0.69	0.36	1.05	(0.42)	(2.61)	(3.03)	$28.79	3.67%	0.95%	2.41%	145%	$166,938
2016	$29.76	0.46	1.43	1.89	(0.88)	—	(0.88)	$30.77	6.40%	0.94%	1.52%	149%	$183,181
2015	$28.75	0.51	1.11	1.62	(0.61)	—	(0.61)	$29.76	5.70%	0.94%	1.62%	140%	$159,721

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2020(3)	$33.18	0.26	(6.75)	(6.49)	(0.38)	(1.95)	(2.33)	$24.36	(20.80)%	0.81%(4)	1.82%(4)	58%	$317
2019	$27.15	0.59	7.25	7.84	(0.68)	(1.13)	(1.81)	$33.18	30.59%	0.81%	2.01%	93%	$417
2018	$28.78	0.62	(0.20)	0.42	(0.80)	(1.25)	(2.05)	$27.15	1.50%	0.80%	2.23%	148%	$357
2017(5)	$28.68	0.27	(0.12)	0.15	(0.05)	—	(0.05)	$28.78	0.54%	0.80%(4)	1.70%(4)	145%(6)	$5
A Class
2020(3)	$33.04	0.17	(6.72)	(6.55)	(0.29)	(1.95)	(2.24)	$24.25	(21.00)%	1.41%(4)	1.22%(4)	58%	$36,503
2019	$27.05	0.41	7.22	7.63	(0.51)	(1.13)	(1.64)	$33.04	29.78%	1.41%	1.41%	93%	$52,719
2018	$28.68	0.45	(0.19)	0.26	(0.64)	(1.25)	(1.89)	$27.05	0.86%	1.40%	1.63%	148%	$50,619
2017	$30.70	0.59	0.33	0.92	(0.33)	(2.61)	(2.94)	$28.68	3.23%	1.40%	1.96%	145%	$79,060
2016	$29.69	0.34	1.41	1.75	(0.74)	—	(0.74)	$30.70	5.92%	1.39%	1.07%	149%	$153,281
2015	$28.69	0.34	1.14	1.48	(0.48)	—	(0.48)	$29.69	5.24%	1.39%	1.17%	140%	$175,833
C Class
2020(3)	$32.12	0.06	(6.52)	(6.46)	(0.19)	(1.95)	(2.14)	$23.52	(21.31)%	2.16%(4)	0.47%(4)	58%	$4,073
2019	$26.33	0.19	7.02	7.21	(0.29)	(1.13)	(1.42)	$32.12	28.84%	2.16%	0.66%	93%	$5,908
2018	$27.99	0.24	(0.19)	0.05	(0.46)	(1.25)	(1.71)	$26.33	0.11%	2.15%	0.88%	148%	$6,519
2017	$30.18	0.37	0.32	0.69	(0.27)	(2.61)	(2.88)	$27.99	2.46%	2.15%	1.21%	145%	$10,025
2016	$29.22	0.11	1.37	1.48	(0.52)	—	(0.52)	$30.18	5.10%	2.14%	0.32%	149%	$15,986
2015	$28.25	0.12	1.13	1.25	(0.28)	—	(0.28)	$29.22	4.47%	2.14%	0.42%	140%	$17,439

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2020(3)	$32.78	0.14	(6.67)	(6.53)	(0.26)	(1.95)	(2.21)	$24.04	(21.14)%	1.66%(4)	0.97%(4)	58%	$8,281
2019	$26.85	0.33	7.17	7.50	(0.44)	(1.13)	(1.57)	$32.78	29.49%	1.66%	1.16%	93%	$10,448
2018	$28.48	0.38	(0.19)	0.19	(0.57)	(1.25)	(1.82)	$26.85	0.61%	1.65%	1.38%	148%	$7,989
2017	$30.55	0.55	0.30	0.85	(0.31)	(2.61)	(2.92)	$28.48	3.00%	1.65%	1.71%	145%	$11,445
2016	$29.55	0.23	1.43	1.66	(0.66)	—	(0.66)	$30.55	5.64%	1.64%	0.82%	149%	$19,112
2015	$28.55	0.26	1.15	1.41	(0.41)	—	(0.41)	$29.55	4.97%	1.64%	0.92%	140%	$14,458
R5 Class
2020(3)	$33.19	0.24	(6.75)	(6.51)	(0.36)	(1.95)	(2.31)	$24.37	(20.86)%	0.96%(4)	1.67%(4)	58%	$5
2019	$27.16	0.53	7.27	7.80	(0.64)	(1.13)	(1.77)	$33.19	30.39%	0.96%	1.86%	93%	$7
2018	$28.79	0.56	(0.18)	0.38	(0.76)	(1.25)	(2.01)	$27.16	1.31%	0.95%	2.08%	148%	$5
2017(5)	$28.69	0.25	(0.11)	0.14	(0.04)	—	(0.04)	$28.79	0.47%	0.95%(4)	1.55%(4)	145%(6)	$5
R6 Class
2020(3)	$33.18	0.26	(6.75)	(6.49)	(0.38)	(1.95)	(2.33)	$24.36	(20.78)%	0.81%(4)	1.82%(4)	58%	$217,911
2019	$27.15	0.58	7.26	7.84	(0.68)	(1.13)	(1.81)	$33.18	30.60%	0.81%	2.01%	93%	$253,059
2018	$28.78	0.61	(0.19)	0.42	(0.80)	(1.25)	(2.05)	$27.15	1.46%	0.80%	2.23%	148%	$208,351
2017	$30.76	0.72	0.37	1.09	(0.46)	(2.61)	(3.07)	$28.78	3.86%	0.80%	2.56%	145%	$173,431
2016	$29.75	0.51	1.43	1.94	(0.93)	—	(0.93)	$30.76	6.57%	0.79%	1.67%	149%	$149,866
2015	$28.74	0.49	1.17	1.66	(0.65)	—	(0.65)	$29.75	5.86%	0.79%	1.77%	140%	$174,257

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2020 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through October 31, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

21

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92367 2006

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	June 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	June 25, 2020

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	June 25, 2020